UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-05041

CREDIT SUISSE LARGE CAP GROWTH FUND
(Exact name of registrant as specified in charter)

Eleven Madison Avenue, New York, New York		10010
(Address of principal executive offices)		(Zip code)

J. Kevin Gao, Esq. Credit Suisse Large Cap Growth Fund Eleven Madison Avenue New York, New York 10010
(Name and address of agent for service)

Registrant’s telephone number, including area code:	(212) 325-2000

Date of fiscal year end:	October 31

Date of reporting period:	November 1, 2009 to April 30, 2010

Item 1. Reports to Stockholders.

CREDIT SUISSE FUNDS

Semiannual Report

April 30, 2010
(unaudited)

■  CREDIT SUISSE
  LARGE CAP GROWTH FUND

■  CREDIT SUISSE
  MID-CAP CORE FUND

The Funds' investment objectives, risks, charges and expenses (which should be considered carefully before investing), and more complete information about the Funds, are provided in the Prospectus, which should be read carefully before investing. You may obtain additional copies by calling 877-870-2874 or by writing to Credit Suisse Funds, P.O. Box 55030, Boston, MA 02205-5030.

Credit Suisse Asset Management Securities, Inc., Distributor, is located at Eleven Madison Avenue, New York, NY 10010. Credit Suisse Funds are advised by Credit Suisse Asset Management, LLC.

Investors in the Credit Suisse Funds should be aware that they may be eligible to purchase Common Class and/or Advisor Class shares (where offered) directly or through certain intermediaries. Such shares are not subject to a sales charge but may be subject to an ongoing service and distribution fee of up to 0.50% of average daily net assets. Investors in the Credit Suisse Funds should also be aware that they may be eligible for a reduction or waiver of the sales charge with respect to Class A, B or C shares (where offered). For more information, please review the relevant prospectuses or consult your financial representative.

The views of the Funds' management are as of the date of the letter and the Fund holdings described in this document are as of April 30, 2010; these views and Fund holdings may have changed subsequent to these dates. Nothing in this document is a recommendation to purchase or sell securities.

Fund shares are not deposits or other obligations of Credit Suisse Asset Management, LLC ("Credit Suisse") or any affiliate, are not FDIC-insured and are not guaranteed by Credit Suisse or any affiliate. Fund investments are subject to investment risks, including loss of your investment.

Credit Suisse Large Cap Growth Fund
Semiannual Investment Adviser's Report
April 30, 2010 (unaudited)

May 12, 2010

Dear Shareholder:

Performance Summary
11/01/09 – 04/30/10

Fund and Benchmark	Performance
Common Class[1]	19.21%
Advisor Class[1]	18.88%
Class A1,2	19.01%
Class B1,2	18.55%
Class C1,2	18.62%
Russell 1000 Growth Index[3]	15.79%

Performance shown for the Fund's Class A, Class B and Class C Shares does not reflect sales charges, which are a maximum of 5.75%, 4.00% and 1.00%, respectively.2

Market Review: A positive period

For the six-month period ended April 30, 2010, the markets generally posted positive results. The S&P 500 Total Return Index gained 15.66% and the Dow Jones Industrial Average increased 14.87%. U.S. large cap growth stocks also performed well, with the Russell 1000 Growth Index gaining 15.79%. The historically low interest rates set by the U.S. Federal Reserve in 2008 remained unchanged during the period. Consumer confidence improved during the six-month period (up to 57.7 from 47.7 in October 2009 as measured by the Consumer Confidence Index). The labor market strengthened with non-farm payrolls growing by 162,000 jobs in March and household unemployment decreasing to 9.7%.

Strategic Review and Outlook: A return to fundamentals

For the six-month period ended April 30, 2010, the Fund outperformed its benchmark. The greatest contributors to performance were the Fund's holdings in the consumer staples and materials sectors. The Fund's overweight positions in the consumer discretionary and information technology sectors detracted from performance as a result of poor stock selection. The Fund's underweight positions in the industrials sector also detracted from performance due to stock picks and sector weighting.

The past six months provided a difficult environment for individual stock picks due to market volatility, although the change from a bear to a bull market provided a good environment for taking directional bets. We believe, however, that volatility gradually will become less important as investors begin to focus

Credit Suisse Large Cap Growth Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2010 (unaudited)

more on underlying fundamentals of companies. We also believe that a focus on balance sheet and earnings quality will be positively rewarded in 2010.

Credit Suisse Quantitative Equities Group

Mika Toikka
Timothy Schwider

The value of investments generally will fluctuate in response to market movements and the Fund's performance will largely depend on the performance of growth stocks, which may be more volatile than the overall market.

In addition to historical information, this report contains forward-looking statements, which may concern, among other things, domestic and foreign market, industry and economic trends and developments and government regulation and their potential impact on the Fund's investments. These statements are subject to risks and uncertainties and actual trends, developments and regulations in the future, and their impact on the Fund could be materially different from those projected, anticipated or implied. The Fund has no obligation to update or revise forward-looking statements.

The Fund adopted new investment strategies effective December 1, 2006 so that its holdings are selected using quantitative stock selection models rather than a more traditional fundamental analysis approach. Investors should be aware that performance information for periods prior to December 1, 2006 does not reflect the current investment strategies.

Average Annual Returns as of March 31, 20101

	1 Year	5 Years	10 Years	Since Inception	Inception Date
Common Class	57.33%	2.28%	(4.72)%	7.62%	08/17/87
Advisor Class	56.46%	1.77%	(5.20)%	6.93%	04/04/91
Class A Without Sales Charge	56.87%	2.02%	—	(0.39)%	11/30/01
Class A With Maximum Sales Charge	47.91%	0.82%	—	(1.09)%	11/30/01
Class B Without CDSC	55.75%	1.25%	—	(1.13)%	11/30/01
Class B With CDSC	51.75%	1.25%	—	(1.13)%	11/30/01
Class C Without CDSC	55.75%	1.27%	—	(1.13)%	11/30/01
Class C With CDSC	54.75%	1.27%	—	(1.13)%	11/30/01

Credit Suisse Large Cap Growth Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2010 (unaudited)

Average Annual Returns as of April 30, 20101

	1 Year	5 Years	10 Years	Since Inception	Inception Date
Common Class	42.27%	2.62%	(3.89)%	7.59%	08/17/87
Advisor Class	41.60%	2.11%	(4.37)%	6.89%	04/04/91
Class A Without Sales Charge	41.85%	2.37%	—	(0.40)%	11/30/01
Class A With Maximum Sales Charge	33.74%	1.16%	—	(1.09)%	11/30/01
Class B Without CDSC	40.84%	1.59%	—	(1.14)%	11/30/01
Class B With CDSC	36.84%	1.59%	—	(1.14)%	11/30/01
Class C Without CDSC	40.93%	1.61%	—	(1.13)%	11/30/01
Class C With CDSC	39.93%	1.61%	—	(1.13)%	11/30/01

Returns represent past performance and include change in share price and reinvestment of dividends and capital gains. Past performance cannot guarantee future results. The current performance of the Fund may be lower or higher than the figures shown. Returns and share price will fluctuate, and redemption value may be more or less than original cost. The performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance information current to the most recent month-end is available at www.credit-suisse.com/us.

The annualized gross expense ratios are 1.58% for Common Class shares, 2.08% for Advisor Class shares, 1.83% for Class A shares, 2.58% for Class B shares and 2.58% for Class C shares. The annualized net expense ratios after fee waivers and/or expense reimbursements are 1.25% for Common Class shares, 1.75% for Advisor Class shares, 1.50% for Class A shares, 2.25% for Class B shares and 2.25% for Class C shares.

1  Fee waivers and/or expense reimbursements may reduce expenses for the Fund, without which performance would be lower. Waivers and/or reimbursements may be discontinued at any time.

2  Total return for the Fund's Class A shares for the reporting period, based on offering price (including maximum sales charge of 5.75%), was 12.14%. Total return for the Fund's Class B shares for the reporting period, based on redemption value (including maximum contingent deferred sales charge of 4.00%), was 14.55%. Total return for the Fund's Class C shares for the reporting period, based on redemption value (including maximum contingent deferred sales charge of 1.00%), was 17.62%.

3  The Russell 1000® Growth Index measures the performance of those companies in the Russell 1000® Index with higher price-to-book ratios and higher forecasted growth values. It is an unmanaged index of common stocks that includes reinvestment of dividends and is compiled by Frank Russell Company. Investors cannot invest directly in an index.

Credit Suisse Large Cap Growth Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2010 (unaudited)

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section and which would result in higher total expenses. The following table is intended to help you understand your ongoing expenses of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The table is based on an investment of $1,000 made at the beginning of the six month period ended April 30, 2010.

The table illustrates your Fund's expenses in two ways:

• Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

• Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expenses of owning different funds.

Credit Suisse Large Cap Growth Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2010 (unaudited)

Expenses and Value for a $1,000 Investment
for the six month period ended April 30, 2010

Actual Fund Return	Common Class	Advisor Class	Class A	Class B	Class C
Beginning Account Value 11/1/09	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 4/30/10	$1,192.10	$1,188.80	$1,190.10	$1,185.50	$1,186.20
Expenses Paid per $1,000*	$6.79	$9.50	$8.15	$12.19	$12.20
Hypothetical 5% Fund Return
Beginning Account Value 11/1/09	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 4/30/10	$1,018.60	$1,016.12	$1,017.36	$1,013.64	$1,013.64
Expenses Paid per $1,000*	$6.26	$8.75	$7.50	$11.23	$11.23
	Common Class	Advisor Class	Class A	Class B	Class C
Annualized Expense Ratios*	1.25%	1.75%	1.50%	2.25%	2.25%

*  Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year period, then divided by 365.

  The "Expenses Paid per $1,000" and the "Annualized Expense Ratios" in the tables are based on actual expenses paid by the Fund during the period, net of fee waivers and/or expense reimbursements. If those fee waivers and/or expense reimbursements had not been in effect, the Fund's actual expenses would have been higher.

For more information, please refer to the Fund's prospectus.

Credit Suisse Large Cap Growth Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2010 (unaudited)

SECTOR BREAKDOWN*

*  Expressed as a percentage of total investments (excluding securities lending collateral if applicable) and may vary over time.

Credit Suisse Mid-Cap Core Fund
Semiannual Investment Adviser's Report
April 30, 2010 (unaudited)

May 12, 2010

Dear Shareholder:

Performance Summary
11/01/09 – 04/30/10

Fund and Benchmark	Performance
Common Class[1]	23.37%
Advisor Class[1]	23.03%
Class A1,2	23.22%
Class B1,2	22.74%
Class C1,2	22.81%
Standard & Poor's MidCap 400 Index[3]	25.78%

Performance shown for the Fund's Class A, Class B and Class C Shares does not reflect sales charges, which are a maximum of 5.75%, 4.00% and 1.00%, respectively.2

Market Review: A positive period

For the six-month period ended April 30, 2010, the markets generally posted positive results. The S&P 500 Total Return Index gained 15.66% and the Dow Jones Industrial Average increased 14.87%. U.S. mid-cap stocks demonstrated even stronger performance, with the S&P MidCap 400 Index gaining 25.78%. The historically low interest rates set by the U.S. Federal Reserve in 2008 remained unchanged during the period. Consumer confidence improved during the six-month period (up to 57.7 from 47.7 in October 2009 as measured by the Consumer Confidence Index). The labor market strengthened with non-farm payrolls growing by 162,000 jobs in March and household unemployment decreasing to 9.7%.

Strategic Review and Outlook: A return to fundamentals

For the six-month period ended April 30, 2010, the Fund underperformed its benchmark. Information technology, in which the Fund held a significant overweight position, detracted from performance as a result of poor stock and sector allocation. Financials and utilities were the Fund's greatest underweights, with both sectors detracting from performance as a result of poor stock selection. Utilities and financials also detracted from performance as a result of weak stock and sector selection. Consumer discretionary holdings, also among the Fund's largest overweight positions, contributed to performance due to both stock selection and sector weighting. Healthcare and consumer staples were the top contributors to performance due to stock selection.

Credit Suisse Mid-Cap Core Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2010 (unaudited)

The past six months provided a difficult environment for individual stock picks due to market volatility, although the change from a bear to a bull market provided a good environment for taking directional bets. We believe, however, that volatility gradually will become less important as investors begin to focus more on underlying fundamentals of companies. We also believe that a focus on balance sheet and earnings quality will be positively rewarded in 2010.

Credit Suisse Quantitative Equities Group

Mika Toikka
Timothy Schwider

Investing in small to medium-sized companies may be more volatile and less liquid than investments in larger companies.

In addition to historical information, this report contains forward-looking statements, which may concern, among other things, domestic and foreign market, industry and economic trends and developments and government regulation and their potential impact on the Fund's investments. These statements are subject to risks and uncertainties and actual trends, developments and regulations in the future, and their impact on the Fund could be materially different from those projected, anticipated or implied. The Fund has no obligation to update or revise forward-looking statements.

The Fund adopted new investment strategies effective December 1, 2006 so that its holdings are selected using quantitative stock selection models rather than a more traditional fundamental analysis approach. Investors should be aware that performance information for periods prior to December 1, 2006 does not reflect the current investment strategies.

Average Annual Returns as of March 31, 20101

	1 Year	5 Years	10 Years	Since Inception	Inception Date
Common Class	61.42%	2.52%	(2.81)%	8.78%	01/21/88
Advisor Class	60.59%	2.01%	(3.30)%	7.01%	04/04/91
Class A Without Sales Charge	61.05%	2.28%	—	3.22%	11/30/01
Class A With Maximum Sales Charge	51.81%	1.08%	—	2.49%	11/30/01
Class B Without CDSC	59.85%	1.51%	—	1.70%	02/27/04
Class B With CDSC	55.85%	1.51%	—	1.70%	02/27/04
Class C Without CDSC	60.28%	1.56%	—	1.74%	02/27/04
Class C With CDSC	59.28%	1.56%	—	1.74%	02/27/04

Credit Suisse Mid-Cap Core Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2010 (unaudited)

Average Annual Returns as of April 30, 20101

	1 Year	5 Years	10 Years	Since Inception	Inception Date
Common Class	44.80%	3.86%	(1.48)%	8.87%	01/21/88
Advisor Class	44.04%	3.34%	(1.97)%	7.12%	04/04/91
Class A Without Sales Charge	44.44%	3.62%	—	3.51%	11/30/01
Class A With Maximum Sales Charge	36.11%	2.40%	—	2.79%	11/30/01
Class B Without CDSC	43.29%	2.82%	—	2.09%	02/27/04
Class B With CDSC	39.29%	2.82%	—	2.09%	02/27/04
Class C Without CDSC	43.45%	2.88%	—	2.13%	02/27/04
Class C With CDSC	42.45%	2.88%	—	2.13%	02/27/04

Returns represent past performance and include change in share price and reinvestment of dividends and capital gains. Past performance cannot guarantee future results. The current performance of the Fund may be lower or higher than the figures shown. Returns and share price will fluctuate, and redemption value may be more or less than original cost. The performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance information current to the most recent month-end is available at www.credit-suisse.com/us.

The annualized gross expense ratios are 1.60% for Common Class shares, 2.10% for Advisor Class shares, 1.85% for Class A shares, 2.60% for Class B shares and 2.53% for Class C shares. The annualized net expense ratios after fee waivers and/or expense reimbursements are 1.45% for Common Class shares, 1.95% for Advisor Class shares, 1.70% for Class A shares, 2.45% for Class B shares and 2.45% for Class C shares.

1  Fee waivers and/or expense reimbursements may reduce expenses for the Fund, without which performance would be lower. Waivers and/or reimbursements may be discontinued at any time.

2  Total return for the Fund's Class A shares for the reporting period, based on offering price (including maximum sales charge of 5.75%), was 16.12%. Total return for the Fund's Class B shares for the reporting period, based on redemption value (including maximum contingent deferred sales charge of 4.00%), was 18.74%. Total return for the Fund's Class C shares for the reporting period, based on redemption value (including maximum contingent deferred sales charge of 1.00%), was 21.81%.

3  The Standard & Poor's MidCap 400 Index is an unmanaged market weighted index of 400 U.S. stocks selected on the basis of capitalization, liquidity, and industry group representation. It is a registered trademark of The McGraw-Hill Co., Inc. Investors cannot invest directly in an index.

Credit Suisse Mid-Cap Core Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2010 (unaudited)

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section and which would result in higher total expenses. The following table is intended to help you understand your ongoing expenses of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The table is based on an investment of $1,000 made at the beginning of the six month period ended April 30, 2010.

The table illustrates your Fund's expenses in two ways:

• Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

• Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expenses of owning different funds.

Credit Suisse Mid-Cap Core Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2010 (unaudited)

Expenses and Value for a $1,000 Investment
for the six month period ended April 30, 2010

Actual Fund Return	Common Class	Advisor Class	Class A	Class B	Class C
Beginning Account Value 11/1/09	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 4/30/10	$1,233.70	$1,230.30	$1,232.20	$1,227.40	$1,228.10
Expenses Paid per $1,000*	$8.03	$10.78	$9.41	$13.53	$13.53
Hypothetical 5% Fund Return
Beginning Account Value 11/1/09	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 4/30/10	$1,017.60	$1,015.12	$1,016.36	$1,012.65	$1,012.65
Expenses Paid per $1,000*	$7.25	$9.74	$8.50	$12.23	$12.23
	Common Class	Advisor Class	Class A	Class B	Class C
Annualized Expense Ratios*	1.45%	1.95%	1.70%	2.45%	2.45%

*  Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year period, then divided by 365.

  The "Expenses Paid per $1,000" and the "Annualized Expense Ratios" in the tables are based on actual expenses paid by the Fund during the period, net of fee waivers and/or expense reimbursements. If those fee waivers and/or expense reimbursements had not been in effect, the Fund's actual expenses would have been higher.

For more information, please refer to the Fund's prospectus.

Credit Suisse Mid-Cap Core Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2010 (unaudited)

SECTOR BREAKDOWN*

*  Expressed as a percentage of total investments (excluding securities lending collateral if applicable) and may vary over time.

Credit Suisse Large Cap Growth Fund
Schedule of Investments
April 30, 2010 (unaudited)

	Number of Shares	Value
COMMON STOCKS (98.8%)
Aerospace & Defense (1.7%)
Alliant Techsystems, Inc.*§	300	$24,273
General Dynamics Corp.	200	15,272
Goodrich Corp.	200	14,836
Honeywell International, Inc.	2,000	94,940
ITT Corp.	400	22,228
Lockheed Martin Corp.	1,000	84,890
Northrop Grumman Corp.	200	13,566
Precision Castparts Corp.	400	51,336
Raytheon Co.	1,000	58,300
Rockwell Collins, Inc.§	300	19,500
The Boeing Co.	5,200	376,636
United Technologies Corp.	2,300	172,385
		948,162
Air Freight & Logistics (0.4%)
CH Robinson Worldwide, Inc.§	600	36,180
Expeditors International of Washington, Inc.	400	16,296
FedEx Corp.	100	9,001
United Parcel Service, Inc. Class B	1,800	124,452
UTi Worldwide, Inc.	1,000	15,850
		201,779
Airlines (0.8%)
Alaska Air Group, Inc.*	3,000	124,230
AMR Corp.*§	700	5,166
Continental Airlines, Inc. Class B*§	200	4,470
Copa Holdings SA Class A	300	17,004
Delta Air Lines, Inc.*§	24,700	298,376
Southwest Airlines Co.	300	3,954
		453,200
Auto Components (1.0%)
Autoliv, Inc.*§	4,987	273,038
BorgWarner, Inc.*§	100	4,334
Gentex Corp.	100	2,149
Johnson Controls, Inc.	1,000	33,590
The Goodyear Tire & Rubber Co.*	21,400	287,402
		600,513
Beverages (2.3%)
Coca-Cola Enterprises, Inc.	9,500	263,435
Hansen Natural Corp.*	300	13,224
PepsiCo, Inc.	11,655	760,139
The Coca-Cola Co.	4,700	251,215
		1,288,013

See Accompanying Notes to Financial Statements.

Credit Suisse Large Cap Growth Fund
Schedule of Investments (continued)
April 30, 2010 (unaudited)

	Number of Shares	Value
COMMON STOCKS
Biotechnology (5.2%)
Alexion Pharmaceuticals, Inc.*	100	$5,488
Amgen, Inc.*	11,400	653,904
Amylin Pharmaceuticals, Inc.*§	200	4,128
Biogen Idec, Inc.*	900	47,925
BioMarin Pharmaceutical, Inc.*§	100	2,337
Celgene Corp.*	1,900	117,705
Cephalon, Inc.*§	14,400	924,480
Dendreon Corp.*§	200	10,844
Genzyme Corp.*	800	42,592
Gilead Sciences, Inc.*	27,800	1,102,826
Myriad Genetics, Inc.*§	600	14,406
Talecris Biotherapeutics Holdings Corp.*§	500	9,375
Vertex Pharmaceuticals, Inc.*§	400	15,508
		2,951,518
Building Products (0.1%)
Armstrong World Industries, Inc.*§	700	30,485
Lennox International, Inc.	500	22,630
Masco Corp.	200	3,246
		56,361
Capital Markets (0.9%)
Ameriprise Financial, Inc.	200	9,272
BlackRock, Inc.	200	36,800
Eaton Vance Corp.	200	7,048
Federated Investors, Inc. Class B	2,300	55,476
Franklin Resources, Inc.	500	57,820
Greenhill & Co., Inc.	400	35,156
Janus Capital Group, Inc.§	100	1,408
Lazard, Ltd. Class A	700	27,062
Morgan Stanley	900	27,198
Northern Trust Corp.	700	38,486
SEI Investments Co.	100	2,246
State Street Corp.	800	34,800
T. Rowe Price Group, Inc.§	700	40,257
TD Ameritrade Holding Corp.*§	700	14,014
The Bank of New York Mellon Corp.	700	21,791
The Charles Schwab Corp.	2,600	50,154
The Goldman Sachs Group, Inc.	400	58,080
Waddell & Reed Financial, Inc. Class A	300	11,136
		528,204
Chemicals (4.0%)
Ashland, Inc.	14,700	875,532
Celanese Corp. Series A	800	25,592
CF Industries Holdings, Inc.	1,500	125,505
E.I. Du Pont de Nemours & Co.	700	27,888
Eastman Chemical Co.	130	8,699
Ecolab, Inc.	700	34,188

See Accompanying Notes to Financial Statements.

Credit Suisse Large Cap Growth Fund
Schedule of Investments (continued)
April 30, 2010 (unaudited)

	Number of Shares	Value
COMMON STOCKS
Chemicals
Huntsman Corp.	9,300	$106,113
International Flavors & Fragrances, Inc.	363	18,183
Lubrizol Corp.	9,400	849,196
Monsanto Co.	1,500	94,590
Nalco Holding Co.	200	4,946
Praxair, Inc.	700	58,639
RPM International, Inc.	500	11,040
Sigma-Aldrich Corp.	200	11,860
The Mosaic Co.	500	25,570
The Scotts Miracle-Gro Co. Class A	344	16,667
		2,294,208
Commercial Banks (1.0%)
Wells Fargo & Co.	17,900	592,669
Commercial Services & Supplies (0.1%)
Iron Mountain, Inc.§	200	5,030
R. R. Donnelley & Sons Co.	400	8,596
Republic Services, Inc.	100	3,103
Stericycle, Inc.*§	100	5,890
The Brink's Co.	400	10,652
Waste Management, Inc.§	1,200	41,616
		74,887
Communications Equipment (3.2%)
Aviat Networks, Inc.*	10	65
Brocade Communications Systems, Inc.*	300	1,947
Cisco Systems, Inc.*	24,500	659,540
CommScope, Inc.*	200	6,516
Harris Corp.	200	10,296
Juniper Networks, Inc.*	1,500	42,615
Motorola, Inc.*	100	707
Polycom, Inc.*	300	9,765
QUALCOMM, Inc.	28,000	1,084,720
		1,816,171
Computers & Peripherals (8.9%)
Apple, Inc.*	7,500	1,958,400
Dell, Inc.*	4,600	74,428
EMC Corp.*	800	15,208
Hewlett-Packard Co.	4,900	254,653
Lexmark International, Inc. Class A*§	6,800	251,940
NCR Corp.*	100	1,316
NetApp, Inc.*	1,100	38,137
QLogic Corp.*	600	11,622
SanDisk Corp.*	12,300	490,647
Seagate Technology*	4,500	82,665
Teradata Corp.*	5,800	168,606
Western Digital Corp.*	42,222	1,734,902
		5,082,524

See Accompanying Notes to Financial Statements.

Credit Suisse Large Cap Growth Fund
Schedule of Investments (continued)
April 30, 2010 (unaudited)

	Number of Shares	Value
COMMON STOCKS
Construction & Engineering (0.1%)
Aecom Technology Corp.*	100	$3,007
Dycom Industries, Inc.*	93	988
Fluor Corp.	775	40,951
Jacobs Engineering Group, Inc.*	400	19,288
The Shaw Group, Inc.*	400	15,312
		79,546
Consumer Finance (0.1%)
American Express Co.	700	32,284
Capital One Financial Corp.	400	17,364
SLM Corp.*	100	1,224
		50,872
Containers & Packaging (0.0%)
Crown Holdings, Inc.*	300	7,800
Owens-Illinois, Inc.*	200	7,088
Pactiv Corp.*	400	10,164
		25,052
Distributors (0.0%)
LKQ Corp.*	500	10,530
Diversified Consumer Services (2.1%)
Apollo Group, Inc. Class A*	600	34,446
Brink's Home Security Holdings, Inc.*§	300	12,582
Career Education Corp.*§	900	26,343
Corinthian Colleges, Inc.*§	800	12,496
DeVry, Inc.	1,000	62,390
H&R Block, Inc.	42,000	769,020
Hillenbrand, Inc.	400	9,832
ITT Educational Services, Inc.*§	2,600	262,938
		1,190,047
Diversified Financial Services (0.3%)
IntercontinentalExchange, Inc.*	200	23,326
JPMorgan Chase & Co.	200	8,516
Moody's Corp.§	3,700	91,464
MSCI, Inc. Class A*	600	20,790
The NASDAQ OMX Group, Inc.*	500	10,500
		154,596
Diversified Telecommunication Services (0.1%)
AT&T, Inc.	1,100	28,666
Fairpoint Communications, Inc.*	77	6
tw telecom, Inc.*	100	1,780
Verizon Communications, Inc.	300	8,667
		39,119

See Accompanying Notes to Financial Statements.

Credit Suisse Large Cap Growth Fund
Schedule of Investments (continued)
April 30, 2010 (unaudited)

	Number of Shares	Value
COMMON STOCKS
Electric Utilities (0.1%)
Allegheny Energy, Inc.§	400	$8,712
Exelon Corp.	500	21,795
FirstEnergy Corp.§	200	7,574
PPL Corp.	1,200	29,712
		67,793
Electrical Equipment (0.3%)
AMETEK, Inc.	200	8,650
Emerson Electric Co.	1,900	99,237
First Solar, Inc.*§	200	28,710
Roper Industries, Inc.	100	6,102
SunPower Corp. Class A*§	100	1,655
		144,354
Electronic Equipment, Instruments & Components (0.6%)
Agilent Technologies, Inc.*	800	29,008
Amphenol Corp. Class A	400	18,484
Avnet, Inc.*	300	9,591
Corning, Inc.	3,300	63,525
Dolby Laboratories, Inc. Class A*§	200	13,744
FLIR Systems, Inc.*	700	21,413
Jabil Circuit, Inc.	13,000	199,160
Trimble Navigation, Ltd.*§	100	3,271
		358,196
Energy Equipment & Services (2.2%)
Cameron International Corp.*	500	19,730
Diamond Offshore Drilling, Inc.§	800	63,280
Dresser-Rand Group, Inc.*	1,731	61,070
FMC Technologies, Inc.*	13,200	893,508
National-Oilwell Varco, Inc.	400	17,612
Oceaneering International, Inc.*	500	32,750
Schlumberger, Ltd.	2,200	157,124
Smith International, Inc.	300	14,328
		1,259,402
Food & Staples Retailing (1.1%)
Costco Wholesale Corp.	1,200	70,896
CVS Caremark Corp.	1,300	48,009
Sysco Corp.	1,400	44,156
The Kroger Co.	1,600	35,568
Wal-Mart Stores, Inc.	5,800	311,170
Walgreen Co.	2,500	87,875
Whole Foods Market, Inc.*§	500	19,510
		617,184

See Accompanying Notes to Financial Statements.

Credit Suisse Large Cap Growth Fund
Schedule of Investments (continued)
April 30, 2010 (unaudited)

	Number of Shares	Value
COMMON STOCKS
Food Products (3.8%)
Archer-Daniels-Midland Co.	1,003	$28,024
Campbell Soup Co.	100	3,586
Dean Foods Co.*§	700	10,990
General Mills, Inc.	500	35,590
H.J. Heinz Co.	869	40,730
Hormel Foods Corp.	300	12,228
Kellogg Co.	600	32,964
Kraft Foods, Inc. Class A	500	14,800
Lancaster Colony Corp.§	1,455	79,981
McCormick & Co., Inc.§	300	11,871
Mead Johnson Nutrition Co.	20,700	1,068,327
Sara Lee Corp.§	800	11,376
The Hershey Co.§	17,420	818,914
		2,169,381
Gas Utilities (0.0%)
EQT Corp.	300	13,047
Health Care Equipment & Supplies (3.3%)
Baxter International, Inc.	1,800	84,996
Becton, Dickinson and Co.	2,300	175,651
Boston Scientific Corp.*	1,645	11,318
CR Bard, Inc.	400	34,612
DENTSPLY International, Inc.§	300	10,992
Edwards Lifesciences Corp.*	200	20,616
Hologic, Inc.*	28,400	507,508
Hospira, Inc.*	300	16,137
Kinetic Concepts, Inc.*§	6,900	298,770
Medtronic, Inc.	4,600	200,974
ResMed, Inc.*§	300	20,529
St. Jude Medical, Inc.*	900	36,738
STERIS Corp.§	600	19,968
Stryker Corp.	4,700	269,968
Thoratec Corp.*§	300	13,377
Varian Medical Systems, Inc.*	2,900	163,502
		1,885,656
Health Care Providers & Services (3.9%)
Aetna, Inc.	400	11,820
AmerisourceBergen Corp.	700	21,595
Cardinal Health, Inc.	500	17,345
Community Health Systems, Inc.*§	500	20,430
DaVita, Inc.*	200	12,486
Express Scripts, Inc.*	700	70,091
Health Management Associates, Inc. Class A*	500	4,660
Henry Schein, Inc.*	400	24,188
Humana, Inc.*	15,500	708,660
Laboratory Corp. of America Holdings*§	200	15,714
Lincare Holdings, Inc.*§	300	14,007

See Accompanying Notes to Financial Statements.

Credit Suisse Large Cap Growth Fund
Schedule of Investments (continued)
April 30, 2010 (unaudited)

	Number of Shares	Value
COMMON STOCKS
Health Care Providers & Services
McKesson Corp.	500	$32,405
Medco Health Solutions, Inc.*	2,600	153,192
Omnicare, Inc.	300	8,337
Patterson Cos., Inc.§	400	12,796
Quest Diagnostics, Inc.	500	28,580
Tenet Healthcare Corp.*	1,800	11,250
UnitedHealth Group, Inc.	400	12,124
WellPoint, Inc.*	19,300	1,038,340
		2,218,020
Health Care Technology (0.0%)
Cerner Corp.*§	300	25,473
Hotels, Restaurants & Leisure (0.9%)
Brinker International, Inc.	500	9,260
Burger King Holdings, Inc.	100	2,110
Carnival Corp.	600	25,020
Darden Restaurants, Inc.	513	22,957
Hyatt Hotels Corp. Class A*§	200	8,234
International Game Technology	500	10,540
Las Vegas Sands Corp.*	900	22,374
Marriott International, Inc. Class A§	100	3,676
McDonald's Corp.	2,900	204,711
P.F. Chang's China Bistro, Inc.*§	198	8,641
Panera Bread Co. Class A*§	167	13,016
Royal Caribbean Cruises, Ltd.*§	400	14,336
Starbucks Corp.	3,100	80,538
WMS Industries, Inc.*§	300	15,006
Wyndham Worldwide Corp.	100	2,681
Yum! Brands, Inc.	1,400	59,388
		502,488
Household Durables (0.2%)
Garmin, Ltd.§	1,000	37,380
Leggett & Platt, Inc.§	514	12,608
Whirlpool Corp.	400	43,548
		93,536
Household Products (1.1%)
Clorox Co.	400	25,880
Colgate-Palmolive Co.	1,500	126,150
Kimberly-Clark Corp.	1,500	91,890
The Procter & Gamble Co.	6,200	385,392
		629,312
Independent Power Producers & Energy Traders (3.0%)
Calpine Corp.*	300	4,089
Constellation Energy Group, Inc.	48,200	1,703,870
The AES Corp.*	1,600	18,464
		1,726,423

See Accompanying Notes to Financial Statements.

Credit Suisse Large Cap Growth Fund
Schedule of Investments (continued)
April 30, 2010 (unaudited)

	Number of Shares	Value
COMMON STOCKS
Industrial Conglomerates (0.5%)
3M Co.	2,100	$186,207
Carlisle Cos., Inc.	300	11,319
McDermott International, Inc.*	2,300	63,043
		260,569
Insurance (1.3%)
Aflac, Inc.	1,500	76,440
American International Group, Inc.*§	700	27,230
Arthur J. Gallagher & Co.§	366	9,615
Axis Capital Holdings, Ltd.	400	12,468
Brown & Brown, Inc.§	100	2,014
First American Corp.	500	17,285
Genworth Financial, Inc. Class A*	33,000	545,160
Lincoln National Corp.	400	12,236
Principal Financial Group, Inc.	600	17,532
Prudential Financial, Inc.	700	44,492
		764,472
Internet & Catalog Retail (3.0%)
Amazon.com, Inc.*	1,100	150,766
Expedia, Inc.	60,500	1,428,405
NetFlix, Inc.*§	200	19,754
priceline.com, Inc.*	500	131,025
		1,729,950
Internet Software & Services (4.6%)
Akamai Technologies, Inc.*§	300	11,649
AOL, Inc.*	45	1,051
eBay, Inc.*	50,600	1,204,786
Google, Inc. Class A*	2,100	1,103,424
Sohu.com, Inc.*	4,600	221,490
VeriSign, Inc.*§	2,000	54,540
Yahoo!, Inc.*	2,800	46,284
		2,643,224
IT Services (5.6%)
Automatic Data Processing, Inc.	1,200	52,032
Broadridge Financial Solutions, Inc.	500	11,905
Cognizant Technology Solutions Corp. Class A*	1,000	51,180
Fidelity National Information Services, Inc.	500	13,145
Fiserv, Inc.*	300	15,327
Gartner, Inc.*§	9,822	236,514
Genpact, Ltd.*	600	10,128
Global Payments, Inc.	411	17,595
Hewitt Associates, Inc. Class A*	500	20,495
International Business Machines Corp.	12,600	1,625,400
Lender Processing Services, Inc.	11,820	446,205
Mastercard, Inc. Class A	1,800	446,472
Paychex, Inc.§	900	27,540

See Accompanying Notes to Financial Statements.

Credit Suisse Large Cap Growth Fund
Schedule of Investments (continued)
April 30, 2010 (unaudited)

	Number of Shares	Value
COMMON STOCKS
IT Services
SAIC, Inc.*	800	$13,928
The Western Union Co.	4,500	82,125
Visa, Inc. Class A	1,200	108,276
		3,178,267
Leisure Equipment & Products (0.1%)
Hasbro, Inc.	500	19,180
Mattel, Inc.	2,900	66,845
		86,025
Life Sciences Tools & Services (0.3%)
Illumina, Inc.*§	300	12,561
Life Technologies Corp.*	300	16,413
Millipore Corp.*	100	10,615
Thermo Fisher Scientific, Inc.*	200	11,056
Waters Corp.*	1,300	93,587
		144,232
Machinery (0.7%)
Bucyrus International, Inc.	300	18,903
Caterpillar, Inc.	800	54,472
Danaher Corp.	500	42,140
Deere & Co.	200	11,964
Donaldson Co., Inc.§	800	37,040
Dover Corp.	300	15,666
Flowserve Corp.	200	22,916
Graco, Inc.§	100	3,468
Illinois Tool Works, Inc.	300	15,330
Joy Global, Inc.	100	5,681
Lincoln Electric Holdings, Inc.	200	11,988
Navistar International Corp.*§	300	14,502
Oshkosh Corp.*	2,000	77,240
PACCAR, Inc.§	800	37,216
Pall Corp.	100	3,899
The Manitowoc Co., Inc.§	3,000	42,030
WABCO Holdings, Inc.*	396	13,143
		427,598
Media (1.2%)
Comcast Corp. Class A	900	17,766
DIRECTV Class A*	3,700	134,051
Lamar Advertising Co. Class A*	400	14,888
Liberty Media Corp. - Starz Series A*	50	2,769
Omnicom Group, Inc.	900	38,394
Scripps Networks Interactive, Inc. Class A	200	9,068
The McGraw-Hill Cos., Inc.	13,973	471,170
		688,106

See Accompanying Notes to Financial Statements.

Credit Suisse Large Cap Growth Fund
Schedule of Investments (continued)
April 30, 2010 (unaudited)

	Number of Shares	Value
COMMON STOCKS
Metals & Mining (3.3%)
Alcoa, Inc.§	1,200	$16,128
Compass Minerals International, Inc.§	100	7,531
Freeport-McMoRan Copper & Gold, Inc.	23,000	1,737,190
Newmont Mining Corp.	1,300	72,904
Southern Copper Corp.	400	12,232
Walter Energy, Inc.	200	16,162
		1,862,147
Multi-Utilities (0.1%)
CenterPoint Energy, Inc.	800	11,488
NSTAR§	305	11,163
PG&E Corp.	200	8,760
Public Service Enterprise Group, Inc.	349	11,213
		42,624
Multiline Retail (2.4%)
Big Lots, Inc.*§	300	11,460
Dollar Tree, Inc.*	2,900	176,088
Family Dollar Stores, Inc.§	2,500	98,900
J.C. Penney Co., Inc.	600	17,502
Kohl's Corp.*	7,500	412,425
Macy's, Inc.	4,100	95,120
Nordstrom, Inc.	10,200	421,566
Target Corp.	2,644	150,364
		1,383,425
Office Electronics (0.0%)
Xerox Corp.	400	4,360
Oil, Gas & Consumable Fuels (1.5%)
Alpha Natural Resources, Inc.*	500	23,540
Apache Corp.	100	10,176
Chevron Corp.	200	16,288
ConocoPhillips	200	11,838
Consol Energy, Inc.	600	26,808
Continental Resources, Inc.*§	400	19,664
El Paso Corp.	200	2,420
Enterprise Products Partners LP	4,200	148,932
EXCO Resources, Inc.	100	1,855
Exxon Mobil Corp.	3,600	244,260
Mariner Energy, Inc.*	200	4,776
Massey Energy Co.	100	3,663
Newfield Exploration Co.*	200	11,638
Occidental Petroleum Corp.	1,100	97,526
Peabody Energy Corp.	600	28,032
Petrohawk Energy Corp.*	700	15,113
Quicksilver Resources, Inc.*§	100	1,387
Southwestern Energy Co.*	800	31,744
Tesoro Corp.§	12,600	165,690
		865,350

See Accompanying Notes to Financial Statements.

Credit Suisse Large Cap Growth Fund
Schedule of Investments (continued)
April 30, 2010 (unaudited)

	Number of Shares	Value
COMMON STOCKS
Paper & Forest Products (1.1%)
International Paper Co.	22,700	$606,998
Personal Products (2.9%)
Avon Products, Inc.	1,100	35,563
Herbalife, Ltd.	600	28,950
NBTY, Inc.*	2,300	93,564
The Estee Lauder Cos., Inc. Class A	22,800	1,502,976
		1,661,053
Pharmaceuticals (4.4%)
Abbott Laboratories	4,100	209,756
Allergan, Inc.	10,300	656,007
Bristol-Myers Squibb Co.	12,300	311,067
Eli Lilly & Co.	1,300	45,461
Endo Pharmaceuticals Holdings, Inc.*	12,800	280,320
Forest Laboratories, Inc.*	4,700	128,122
Johnson & Johnson	7,800	501,540
Medicis Pharmaceutical Corp. Class A	7,421	188,345
Merck & Co., Inc.	5,130	179,755
Mylan, Inc.*§	900	19,827
Valeant Pharmaceuticals International*§	400	18,000
		2,538,200
Professional Services (0.1%)
Equifax, Inc.	100	3,360
FTI Consulting, Inc.*	500	20,565
Robert Half International, Inc.§	200	5,476
Verisk Analytics, Inc. Class A*	800	22,416
		51,817
Real Estate Investment Trusts (0.0%)
Walter Investment Management Corp.§	36	653
Real Estate Management & Development (0.0%)
CB Richard Ellis Group, Inc. Class A*	400	6,928
The St. Joe Co.*§	100	3,304
		10,232
Road & Rail (0.1%)
J.B. Hunt Transport Services, Inc.	100	3,686
Union Pacific Corp.	700	52,962
		56,648
Semiconductors & Semiconductor Equipment (1.8%)
Advanced Micro Devices, Inc.*	1,000	9,060
Altera Corp.§	1,700	43,112
Analog Devices, Inc.	800	23,944
Broadcom Corp. Class A	5,200	179,348
Cree, Inc.*§	200	14,642

See Accompanying Notes to Financial Statements.

Credit Suisse Large Cap Growth Fund
Schedule of Investments (continued)
April 30, 2010 (unaudited)

	Number of Shares	Value
COMMON STOCKS
Semiconductors & Semiconductor Equipment
Intel Corp.	13,300	$303,639
Lam Research Corp.*	200	8,110
Linear Technology Corp.§	900	27,054
Marvell Technology Group, Ltd.*	4,700	97,055
Maxim Integrated Products, Inc.	800	15,536
MEMC Electronic Materials, Inc.*§	400	5,188
Microchip Technology, Inc.§	400	11,684
Micron Technology, Inc.*§	200	1,870
National Semiconductor Corp.	300	4,434
NVIDIA Corp.*	1,600	25,152
ON Semiconductor Corp.*	800	6,352
Rambus, Inc.*	100	2,413
Silicon Laboratories, Inc.*§	200	9,670
Teradyne, Inc.*§	100	1,223
Texas Instruments, Inc.	4,200	109,242
Xilinx, Inc.	6,200	159,836
		1,058,564
Software (6.5%)
Activision Blizzard, Inc.	37,500	415,500
Adobe Systems, Inc.*	1,400	47,026
Autodesk, Inc.*	500	17,005
BMC Software, Inc.*	800	31,488
CA, Inc.	700	15,967
Cadence Design Systems, Inc.*	500	3,730
Citrix Systems, Inc.*	400	18,800
Electronic Arts, Inc.*	1,000	19,370
Intuit, Inc.*	800	28,928
McAfee, Inc.*	300	10,425
Microsoft Corp.	74,900	2,287,446
Novell, Inc.*	1,100	6,171
Nuance Communications, Inc.*§	200	3,654
Oracle Corp.	10,000	258,400
Red Hat, Inc.*	15,700	468,959
Salesforce.com, Inc.*	400	34,240
Sybase, Inc.*§	300	13,014
Symantec Corp.*	2,200	36,894
VMware, Inc. Class A*§	300	18,492
		3,735,509
Specialty Retail (2.5%)
Aaron's, Inc.§	450	10,157
Advance Auto Parts, Inc.	7,700	347,270
Aeropostale, Inc.*§	4,000	116,160
American Eagle Outfitters, Inc.	200	3,362
Bed Bath & Beyond, Inc.*	700	32,172
Best Buy Co., Inc.	1,500	68,400

See Accompanying Notes to Financial Statements.

Credit Suisse Large Cap Growth Fund
Schedule of Investments (continued)
April 30, 2010 (unaudited)

	Number of Shares	Value
COMMON STOCKS
Specialty Retail
CarMax, Inc.*§	200	$4,914
Chico's FAS, Inc.§	300	4,467
Dick's Sporting Goods, Inc.*§	400	11,644
GameStop Corp. Class A*§	600	14,586
Guess?, Inc.	300	13,761
Home Depot, Inc.	500	17,625
Lowe's Cos., Inc.	1,100	29,832
Ltd Brands, Inc.	300	8,040
O'Reilly Automotive, Inc.*§	300	14,667
PetSmart, Inc.	500	16,535
Ross Stores, Inc.§	9,100	509,600
Staples, Inc.	1,800	42,354
The Gap, Inc.	1,600	39,568
The Gymboree Corp.*§	200	9,826
The Sherwin-Williams Co.	300	23,421
Tiffany & Co.	200	9,696
TJX Cos., Inc.	1,400	64,876
Urban Outfitters, Inc.*	100	3,751
		1,416,684
Textiles, Apparel & Luxury Goods (0.6%)
Coach, Inc.	800	33,400
Hanesbrands, Inc.*	100	2,847
NIKE, Inc. Class B	1,252	95,039
Phillips-Van Heusen Corp.	300	18,903
Polo Ralph Lauren Corp.	300	26,970
Skechers U.S.A., Inc. Class A*	2,600	99,710
The Warnaco Group, Inc.*	800	38,272
		315,141
Thrifts & Mortgage Finance (0.0%)
Hudson City Bancorp, Inc.	400	5,320
Tobacco (0.7%)
Altria Group, Inc.	5,300	112,307
Lorillard, Inc.	500	39,185
Philip Morris International, Inc.	5,300	260,124
		411,616
Trading Companies & Distributors (0.2%)
Fastenal Co.§	300	16,407
MSC Industrial Direct Co., Inc. Class A	1,776	96,774
WW Grainger, Inc.	100	11,054
		124,235

See Accompanying Notes to Financial Statements.

Credit Suisse Large Cap Growth Fund
Schedule of Investments (continued)
April 30, 2010 (unaudited)

	Number of Shares	Value
COMMON STOCKS
Wireless Telecommunication Services (0.5%)
American Tower Corp. Class A*	1,200	$48,972
Crown Castle International Corp.*	100	3,785
MetroPCS Communications, Inc.*§	500	3,815
NII Holdings, Inc.*	4,900	207,858
SBA Communications Corp. Class A*§	200	7,074
		271,504
TOTAL COMMON STOCKS (Cost $50,747,368)		56,492,759
SHORT-TERM INVESTMENTS (10.1%)
State Street Navigator Prime Portfolio§§	5,060,220	5,060,220
	Par (000)
State Street Bank and Trust Co. Euro Time Deposit, 0.010%, 05/03/10	$741	741,000
TOTAL SHORT-TERM INVESTMENTS (Cost $5,801,220)		5,801,220
TOTAL INVESTMENTS AT VALUE (108.9%) (Cost $56,548,588)		62,293,979
LIABILITIES IN EXCESS OF OTHER ASSETS (-8.9%)		(5,109,702)
NET ASSETS (100.0%)		$57,184,277

*  Non-income producing security.

§  Security or portion thereof is out on loan.

§§  Represents security purchased with cash collateral received for securities on loan.

See Accompanying Notes to Financial Statements.

Credit Suisse Mid-Cap Core Fund
Schedule of Investments
April 30, 2010 (unaudited)

	Number of Shares	Value
COMMON STOCKS (98.8%)
Aerospace & Defense (0.2%)
Alliant Techsystems, Inc.*§	1,070	$86,574
BE Aerospace, Inc.*	2,900	86,159
ITT Corp.	300	16,671
		189,404
Airlines (3.1%)
Airtran Holdings, Inc.*§	13,900	73,392
Alaska Air Group, Inc.*	69,283	2,869,009
Allegiant Travel Co.*§	300	15,429
Continental Airlines, Inc. Class B*§	800	17,880
JetBlue Airways Corp.*	23,500	131,365
		3,107,075
Auto Components (2.2%)
Autoliv, Inc.*§	27,800	1,522,050
BorgWarner, Inc.*§	3,200	138,688
Cooper Tire & Rubber Co.§	3,600	76,392
Gentex Corp.	4,000	85,960
The Goodyear Tire & Rubber Co.*	30,300	406,929
TRW Automotive Holdings Corp.*	300	9,663
		2,239,682
Automobiles (0.0%)
Thor Industries, Inc.§	900	32,139
Beverages (0.1%)
Hansen Natural Corp.*	2,000	88,160
PepsiCo, Inc.	363	23,675
		111,835
Biotechnology (2.3%)
Alexion Pharmaceuticals, Inc.*	3,100	170,128
Cephalon, Inc.*§	27,153	1,743,223
Myriad Genetics, Inc.*	500	12,005
OSI Pharmaceuticals, Inc.*	1,800	105,606
United Therapeutics Corp.*§	1,400	79,646
Vertex Pharmaceuticals, Inc.*§	5,000	193,850
		2,304,458
Building Products (0.7%)
Lennox International, Inc.	7,900	357,554
Owens Corning*	9,000	313,020
		670,574
Capital Markets (1.1%)
Affiliated Managers Group, Inc.*§	1,300	109,434
Apollo Investment Corp.	18,394	223,671
Eaton Vance Corp.§	3,400	119,816
Federated Investors, Inc. Class B§	3,900	94,068
Greenhill & Co., Inc.	2,000	175,780
Invesco, Ltd.	400	9,196

See Accompanying Notes to Financial Statements.

Credit Suisse Mid-Cap Core Fund
Schedule of Investments (continued)
April 30, 2010 (unaudited)

	Number of Shares	Value
COMMON STOCKS
Capital Markets
Jefferies Group, Inc.§	3,000	$81,660
Raymond James Financial, Inc.	2,800	85,792
SEI Investments Co.	3,500	78,610
Waddell & Reed Financial, Inc. Class A	2,290	85,005
		1,063,032
Chemicals (5.0%)
Albemarle Corp.	2,500	114,150
Ashland, Inc.	44,600	2,656,376
Cabot Corp.	1,800	58,572
Celanese Corp. Series A	300	9,597
CF Industries Holdings, Inc.	2,182	182,568
Cytec Industries, Inc.	1,449	69,639
Eastman Chemical Co.§	234	15,659
Huntsman Corp.	4,000	45,640
International Flavors & Fragrances, Inc.	300	15,027
Intrepid Potash, Inc.*§	1,100	28,886
Lubrizol Corp.	15,500	1,400,270
Minerals Technologies, Inc.	600	34,620
NewMarket Corp.§	100	11,000
Olin Corp.§	2,100	44,100
RPM International, Inc.	3,700	81,696
Sensient Technologies Corp.	1,500	47,295
The Scotts Miracle-Gro Co. Class A	1,355	65,650
Valspar Corp.	2,800	87,696
		4,968,441
Commercial Banks (2.1%)
Associated Banc-Corp.§	4,910	71,342
Bancorpsouth, Inc.§	12,544	277,724
Bank of Hawaii Corp.§	1,200	63,456
Cathay General Bancorp§	2,000	24,740
City National Corp.§	1,200	74,736
Commerce Bancshares, Inc.	2,514	104,130
Cullen/Frost Bankers, Inc.§	1,600	94,976
FirstMerit Corp.§	2,508	58,938
Fulton Financial Corp.§	29,400	308,700
International Bancshares Corp.	10,100	244,117
PacWest Bancorp§	800	19,208
Prosperity Bancshares, Inc.§	1,000	39,220
SVB Financial Group*§	1,300	63,999
Synovus Financial Corp.§	46,500	139,965
TCF Financial Corp.§	3,000	55,890
Trustmark Corp.§	4,500	110,160
Valley National Bancorp	3,875	62,930
Webster Financial Corp.§	4,800	99,456
Westamerica BanCorporation	2,600	152,802
Wilmington Trust Corp.	2,044	35,423
		2,101,912

See Accompanying Notes to Financial Statements.

Credit Suisse Mid-Cap Core Fund
Schedule of Investments (continued)
April 30, 2010 (unaudited)

	Number of Shares	Value
COMMON STOCKS
Commercial Services & Supplies (0.6%)
Clean Harbors, Inc.*	600	$38,058
Copart, Inc.*	2,000	71,380
Corrections Corp. of America*	3,145	65,164
Deluxe Corp.	1,500	31,455
Herman Miller, Inc.§	1,500	31,830
HNI Corp.	1,400	43,456
Mine Safety Appliances Co.§	6,500	191,035
Rollins, Inc.§	1,700	36,975
Standard Parking Corp.*§	20	338
The Brink's Co.	1,200	31,956
Waste Connections, Inc.*§	2,200	78,738
		620,385
Communications Equipment (0.9%)
ADC Telecommunications, Inc.*§	47,500	380,475
ADTRAN, Inc.§	1,700	45,509
Ciena Corp.*	2,400	44,376
CommScope, Inc.*	2,400	78,192
F5 Networks, Inc.*	2,100	143,703
Palm, Inc.*§	17,100	99,180
Plantronics, Inc.§	1,500	49,800
Polycom, Inc.*	2,500	81,375
Unity Wireless Corp.*	712,201	499
		923,109
Computers & Peripherals (2.6%)
Diebold, Inc.	1,900	59,565
Lexmark International, Inc. Class A*	11,400	422,370
NCR Corp.*	4,800	63,168
NetApp, Inc.*§	14,700	509,649
SanDisk Corp.*	20,600	821,734
Teradata Corp.*	4,900	142,443
Western Digital Corp.*	14,016	575,917
		2,594,846
Construction & Engineering (1.5%)
Aecom Technology Corp.*	5,900	177,413
Fluor Corp.	14,900	787,316
Granite Construction, Inc.§	1,000	33,610
Jacobs Engineering Group, Inc.*	400	19,288
KBR, Inc.	4,500	99,360
MasTec, Inc.*§	6,300	78,813
The Shaw Group, Inc.*	3,100	118,668
Tutor Perini Corp.*§	1,600	38,832
URS Corp.*	2,300	118,105
		1,471,405

See Accompanying Notes to Financial Statements.

Credit Suisse Mid-Cap Core Fund
Schedule of Investments (continued)
April 30, 2010 (unaudited)

	Number of Shares	Value
COMMON STOCKS
Construction Materials (0.1%)
Martin Marietta Materials, Inc.§	1,200	$115,056
Consumer Finance (0.1%)
AmeriCredit Corp.*	2,700	64,638
Containers & Packaging (0.5%)
Aptargroup, Inc.	1,900	81,776
Greif, Inc. Class A	900	53,262
Packaging Corp. of America	2,900	71,717
Silgan Holdings, Inc.	600	36,198
Sonoco Products Co.	2,800	92,764
Temple-Inland, Inc.	8,100	188,892
		524,609
Distributors (0.1%)
LKQ Corp.*	3,600	75,816
Diversified Consumer Services (4.4%)
Brink's Home Security Holdings, Inc.*§	1,500	62,910
Career Education Corp.*§	21,200	620,524
Corinthian Colleges, Inc.*§	109,300	1,707,266
DeVry, Inc.	1,000	62,390
H&R Block, Inc.	62,900	1,151,699
Hillenbrand, Inc.	800	19,664
ITT Educational Services, Inc.*§	5,300	535,989
Matthews International Corp. Class A§	800	28,000
Regis Corp.§	2,000	38,240
Service Corp. International§	7,200	64,656
Sotheby's§	1,800	60,120
Strayer Education, Inc.§	300	72,936
		4,424,394
Diversified Financial Services (0.8%)
KKR Financial Holdings LLC	3,500	30,940
Moody's Corp.§	13,000	321,360
MSCI, Inc. Class A*	9,000	311,850
PHH Corp.*	6,100	138,409
		802,559
Diversified Telecommunication Services (0.1%)
Cincinnati Bell, Inc.*	21,300	71,781
tw telecom, Inc.*	3,700	65,860
		137,641
Electric Utilities (0.5%)
Cleco Corp.	1,600	43,840
DPL, Inc.	3,629	102,265
Great Plains Energy, Inc.	3,600	69,588
Hawaiian Electric Industries, Inc.§	2,457	57,371
IDACORP, Inc.	1,400	50,512

See Accompanying Notes to Financial Statements.

Credit Suisse Mid-Cap Core Fund
Schedule of Investments (continued)
April 30, 2010 (unaudited)

	Number of Shares	Value
COMMON STOCKS
Electric Utilities
NV Energy, Inc.	6,300	$78,687
PNM Resources, Inc.	2,700	36,693
Westar Energy, Inc.	3,100	73,439
		512,395
Electrical Equipment (1.9%)
AMETEK, Inc.	3,000	129,750
Brady Corp. Class A	300	10,308
EnerSys*	300	7,764
General Cable Corp.*	49,800	1,422,786
Hubbell, Inc. Class B	1,400	65,058
Regal-Beloit Corp.	1,100	69,597
Roper Industries, Inc.§	300	18,306
SunPower Corp. Class B*	1,042	15,672
Thomas & Betts Corp.*	1,500	62,910
Woodward Governor Co.	3,500	112,175
		1,914,326
Electronic Equipment, Instruments & Components (1.7%)
Arrow Electronics, Inc.*	3,100	94,550
Avnet, Inc.*	3,900	124,683
Benchmark Electronics, Inc.*	1,500	32,460
Ingram Micro, Inc. Class A*	4,500	81,720
Itron, Inc.*	1,000	79,610
Jabil Circuit, Inc.	25,300	387,596
National Instruments Corp.§	1,900	65,702
Tech Data Corp.*	3,400	145,860
Trimble Navigation, Ltd.*§	3,200	104,672
Vishay Intertechnology, Inc.*	53,200	553,812
		1,670,665
Energy Equipment & Services (3.7%)
Atwood Oceanics, Inc.*	1,500	54,615
CARBO Ceramics, Inc.§	200	14,650
Complete Production Services, Inc.*§	1,100	16,599
Dresser-Rand Group, Inc.*	30,724	1,083,943
Exterran Holdings, Inc.*§	1,700	49,555
FMC Technologies, Inc.*	7,300	494,137
Helix Energy Solutions Group, Inc.*	2,600	37,908
Helmerich & Payne, Inc.§	300	12,186
Oceaneering International, Inc.*§	1,500	98,250
Patterson-UTI Energy, Inc.§	4,100	62,689
Pride International, Inc.*	4,600	139,518
Rowan Cos., Inc.*§	48,600	1,448,280
Superior Energy Services, Inc.*	2,200	59,532
Tidewater, Inc.§	1,600	85,776
Unit Corp.*	1,100	52,547
		3,710,185

See Accompanying Notes to Financial Statements.

Credit Suisse Mid-Cap Core Fund
Schedule of Investments (continued)
April 30, 2010 (unaudited)

	Number of Shares	Value
COMMON STOCKS
Food & Staples Retailing (0.1%)
BJ's Wholesale Club, Inc.*§	1,400	$53,592
Ruddick Corp.§	1,100	38,874
Safeway, Inc.§	364	8,590
		101,056
Food Products (1.2%)
Corn Products International, Inc.	2,000	72,000
Dean Foods Co.*	1,200	18,840
Flowers Foods, Inc.§	2,200	57,992
Green Mountain Coffee Roasters, Inc.*§	900	65,394
Hormel Foods Corp.	300	12,228
Lancaster Colony Corp.§	9,236	507,703
McCormick & Co., Inc.§	300	11,871
Mead Johnson Nutrition Co.	2,864	147,811
Ralcorp Holdings, Inc.*	1,600	106,480
Smithfield Foods, Inc.*	3,800	71,212
The Hershey Co.	1,395	65,579
Tootsie Roll Industries, Inc.	1,033	27,478
Tyson Foods, Inc. Class A	900	17,631
		1,182,219
Gas Utilities (0.6%)
AGL Resources, Inc.	2,100	82,971
Atmos Energy Corp.	2,500	73,950
Energen Corp.	2,134	104,289
National Fuel Gas Co.	2,300	119,646
Nicor, Inc.§	1,300	56,563
ONEOK, Inc.§	300	14,742
UGI Corp.	3,000	82,470
WGL Holdings, Inc.§	1,500	53,610
		588,241
Health Care Equipment & Supplies (3.5%)
Align Technology, Inc.*§	4,100	69,618
Beckman Coulter, Inc.	1,900	118,560
CR Bard, Inc.	300	25,959
Edwards Lifesciences Corp.*	1,700	175,236
Gen-Probe, Inc.*	1,400	66,346
Hill-Rom Holdings, Inc.	1,700	53,907
Hologic, Inc.*	17,900	319,873
Idexx Laboratories, Inc.*§	1,600	105,824
Immucor, Inc.*§	11,800	252,638
Kinetic Concepts, Inc.*§	10,300	445,990
Masimo Corp.§	1,400	32,774
ResMed, Inc.*§	2,200	150,546
STERIS Corp.	12,600	419,328
Teleflex, Inc.	1,100	67,452
Thoratec Corp.*§	22,500	1,003,275
Varian Medical Systems, Inc.*	2,800	157,864
		3,465,190

See Accompanying Notes to Financial Statements.

Credit Suisse Mid-Cap Core Fund
Schedule of Investments (continued)
April 30, 2010 (unaudited)

	Number of Shares	Value
COMMON STOCKS
Health Care Providers & Services (2.5%)
Community Health Systems, Inc.*	4,600	$187,956
Cross Country Healthcare, Inc.*§	55	551
Emergency Medical Services Corp. Class A*	300	15,864
Health Management Associates, Inc. Class A*	7,295	67,989
Health Net, Inc.*	2,900	63,858
Henry Schein, Inc.*	2,600	157,222
Humana, Inc.*	28,000	1,280,160
Kindred Healthcare, Inc.*	1,022	18,232
LifePoint Hospitals, Inc.*§	1,500	57,270
Lincare Holdings, Inc.*§	1,982	92,540
Omnicare, Inc.	3,600	100,044
Owens & Minor, Inc.§	1,950	61,328
Psychiatric Solutions, Inc.*§	1,600	51,472
Universal Health Services, Inc. Class B	2,600	96,512
VCA Antech, Inc.*§	2,400	68,304
WellCare Health Plans, Inc.*§	7,900	226,177
		2,545,479
Health Care Technology (0.2%)
Cerner Corp.*§	1,800	152,838
Hotels, Restaurants & Leisure (1.0%)
Bally Technologies, Inc.*§	2,000	92,240
Bob Evans Farms, Inc.	3,800	117,534
Boyd Gaming Corp.*§	1,400	17,780
Brinker International, Inc.	2,900	53,708
Burger King Holdings, Inc.	2,200	46,420
Chipotle Mexican Grill, Inc.*	1,000	134,910
Darden Restaurants, Inc.	300	13,425
International Speedway Corp. Class A	600	18,336
Life Time Fitness, Inc.*§	1,100	40,436
Panera Bread Co. Class A*§	1,100	85,734
Scientific Games Corp. Class A*§	1,700	25,007
The Cheesecake Factory, Inc.*§	1,900	51,623
Wendy's/Arby's Group, Inc. Class A	36,100	191,691
WMS Industries, Inc.*§	1,600	80,032
		968,876
Household Durables (1.7%)
American Greetings Corp. Class A§	1,700	41,752
KB Home§	1,700	31,501
Leggett & Platt, Inc.	658	16,141
M.D.C. Holdings, Inc.§	1,000	38,300
Mohawk Industries, Inc.*§	1,500	95,610
Newell Rubbermaid, Inc.	1,800	30,726
NVR, Inc.*§	900	646,245
The Ryland Group, Inc.§	1,100	25,058

See Accompanying Notes to Financial Statements.

Credit Suisse Mid-Cap Core Fund
Schedule of Investments (continued)
April 30, 2010 (unaudited)

	Number of Shares	Value
COMMON STOCKS
Household Durables
Toll Brothers, Inc.*§	3,700	$83,509
Tupperware Brands Corp.	1,800	91,926
Whirlpool Corp.	5,200	566,124
		1,666,892
Household Products (0.3%)
Church & Dwight Co., Inc.	2,000	138,500
Energizer Holdings, Inc.*	2,000	122,200
		260,700
Independent Power Producers & Energy Traders (2.7%)
Constellation Energy Group, Inc.	75,400	2,665,390
NRG Energy, Inc.*	1,600	38,672
		2,704,062
Industrial Conglomerates (0.1%)
Carlisle Cos., Inc.	1,700	64,141
Insurance (3.0%)
American Financial Group, Inc.	2,050	60,332
American International Group, Inc.*§	4,000	155,600
Arthur J. Gallagher & Co.§	2,900	76,183
Brown & Brown, Inc.	3,200	64,448
Everest Re Group, Ltd.	6,200	475,230
Fidelity National Financial, Inc. Class A	6,400	97,152
First American Corp.	5,700	197,049
Genworth Financial, Inc. Class A*	27,100	447,692
Hanover Insurance Group, Inc.§	1,549	69,782
HCC Insurance Holdings, Inc.	15,100	410,569
Horace Mann Educators Corp.	4,481	77,118
Lincoln National Corp.	500	15,295
Mercury General Corp.§	900	40,491
Old Republic International Corp.	6,600	99,066
Principal Financial Group, Inc.	600	17,532
Protective Life Corp.	2,400	57,768
Reinsurance Group of America, Inc.	1,900	98,097
StanCorp Financial Group, Inc.§	3,586	161,227
Transatlantic Holdings, Inc.	1,500	74,595
Unitrin, Inc.	1,964	57,447
Unum Group	600	14,682
W.R. Berkley Corp.	3,500	94,500
XL Capital, Ltd. Class A	10,100	179,780
		3,041,635
Internet & Catalog Retail (0.5%)
Expedia, Inc.	14,000	330,540
NetFlix, Inc.*§	1,300	128,401
priceline.com, Inc.*	100	26,205
		485,146

See Accompanying Notes to Financial Statements.

Credit Suisse Mid-Cap Core Fund
Schedule of Investments (continued)
April 30, 2010 (unaudited)

	Number of Shares	Value
COMMON STOCKS
Internet Software & Services (1.6%)
Digital River, Inc.*	3,600	$100,584
Equinix, Inc.*§	1,000	100,650
Sohu.com, Inc.*	17,500	842,625
ValueClick, Inc.*§	18,100	186,068
VeriSign, Inc.*§	15,300	417,231
		1,647,158
IT Services (3.2%)
Acxiom Corp.*	5,300	101,124
Alliance Data Systems Corp.*§	1,500	112,590
Broadridge Financial Solutions, Inc.	3,812	90,764
Convergys Corp.*	3,500	44,240
DST Systems, Inc.§	1,000	42,450
Fidelity National Information Services, Inc.	10,635	279,594
Gartner, Inc.*§	44,254	1,065,636
Global Payments, Inc.	2,330	99,747
Hewitt Associates, Inc. Class A*	2,300	94,277
Lender Processing Services, Inc.	9,240	348,810
ManTech International Corp. Class A*	6,600	297,198
NeuStar, Inc. Class A*	7,000	171,290
SRA International, Inc. Class A*	1,100	25,388
VeriFone Holdings, Inc.*	23,700	451,011
Wright Express Corp.*§	300	10,191
		3,234,310
Leisure Equipment & Products (0.0%)
Hasbro, Inc.	400	15,344
Life Sciences Tools & Services (0.8%)
Affymetrix, Inc.*§	7,700	53,438
Bio-Rad Laboratories, Inc. Class A*	2,200	245,718
Charles River Laboratories International, Inc.*	1,700	56,916
Covance, Inc.*§	1,600	91,424
Mettler-Toledo International, Inc.*	1,100	138,028
Millipore Corp.*	300	31,845
Pharmaceutical Product Development, Inc.	3,200	88,000
Techne Corp.	1,200	79,500
Varian, Inc.*§	900	46,611
Waters Corp.*§	300	21,597
		853,077
Machinery (3.0%)
AGCO Corp.*§	2,500	87,550
Bucyrus International, Inc.	4,300	270,943
Crane Co.	1,700	61,098
Donaldson Co., Inc.§	15,400	713,020
Federal Signal Corp.	8,613	69,421
Graco, Inc.	9,600	332,928
Harsco Corp.	2,055	63,623

See Accompanying Notes to Financial Statements.

Credit Suisse Mid-Cap Core Fund
Schedule of Investments (continued)
April 30, 2010 (unaudited)

	Number of Shares	Value
COMMON STOCKS
Machinery
IDEX Corp.	2,300	$77,280
Joy Global, Inc.	4,000	227,240
Kennametal, Inc.§	2,200	72,292
Lincoln Electric Holdings, Inc.	1,100	65,934
Navistar International Corp.*§	300	14,502
Nordson Corp.	3,800	272,916
Oshkosh Corp.*	2,580	99,639
Pentair, Inc.	2,800	101,248
Robbins & Myers, Inc.	300	7,773
SPX Corp.	1,400	97,832
Terex Corp.*§	2,900	76,908
The Timken Co.	2,100	73,878
Toro Co.	300	17,082
Trinity Industries, Inc.§	2,300	57,247
Valmont Industries, Inc.§	1,000	83,290
WABCO Holdings, Inc.*	300	9,957
Wabtec Corp.§	1,300	61,854
		3,015,455
Marine (0.1%)
Alexander & Baldwin, Inc.	1,100	39,138
Kirby Corp.*§	1,400	58,912
		98,050
Media (1.7%)
DISH Network Corp. Class A	16,200	358,830
DreamWorks Animation SKG, Inc. Class A*	2,000	79,380
Gannett Co., Inc.	23,900	406,778
Harte-Hanks, Inc.§	6,329	91,138
John Wiley & Sons, Inc. Class A§	2,079	87,879
Lamar Advertising Co. Class A*	6,800	253,096
Liberty Global, Inc. Class A*§	300	8,223
Liberty Media Corp. - Capital Series A*	7,300	323,171
Scholastic Corp.§	900	24,309
The Walt Disney Co.	1,043	38,424
Valassis Communications, Inc.*	600	19,614
		1,690,842
Metals & Mining (0.6%)
Carpenter Technology Corp.	1,100	43,197
Commercial Metals Co.	3,000	44,640
Compass Minerals International, Inc.	300	22,593
Hecla Mining Co.*§	15,000	89,550
Reliance Steel & Aluminum Co.	1,900	92,739
Steel Dynamics, Inc.	5,800	91,118
Worthington Industries, Inc.§	13,724	219,172
		603,009

See Accompanying Notes to Financial Statements.

Credit Suisse Mid-Cap Core Fund
Schedule of Investments (continued)
April 30, 2010 (unaudited)

	Number of Shares	Value
COMMON STOCKS
Multi-Utilities (0.5%)
Alliant Energy Corp.	3,100	$106,020
Black Hills Corp.§	1,200	39,468
MDU Resources Group, Inc.	5,000	106,000
NSTAR§	3,115	114,009
OGE Energy Corp.	2,600	107,588
Vectren Corp.§	2,191	54,797
		527,882
Multiline Retail (2.2%)
99 Cents Only Stores*	2,300	35,696
Big Lots, Inc.*§	1,800	68,760
Dollar Tree, Inc.*	4,900	297,528
Family Dollar Stores, Inc.§	1,700	67,252
J.C. Penney Co., Inc.	300	8,751
Macy's, Inc.	54,300	1,259,760
Nordstrom, Inc.	9,800	405,034
Saks, Inc.*	4,200	40,950
		2,183,731
Office Electronics (0.1%)
Xerox Corp.	567	6,180
Zebra Technologies Corp. Class A*§	1,600	46,480
		52,660
Oil, Gas & Consumable Fuels (3.0%)
Alpha Natural Resources, Inc.*	8,600	404,888
Arch Coal, Inc.§	4,400	118,800
Atlas Energy, Inc.*	3,500	126,280
ATP Oil & Gas Corp.*§	6,600	120,516
Bill Barrett Corp.*	1,021	34,796
Brigham Exploration Co.*§	29,300	571,643
Cimarex Energy Co.	2,300	156,584
CNX Gas Corp.*§	5,000	191,350
Comstock Resources, Inc.*§	1,400	44,884
Consol Energy, Inc.	300	13,404
Denbury Resources, Inc.*	3	55
Forest Oil Corp.*	2,900	84,970
Frontier Oil Corp.	2,800	42,560
Mariner Energy, Inc.*	2,800	66,864
Massey Energy Co.	13,500	494,505
Newfield Exploration Co.*	3,500	203,665
Overseas Shipholding Group, Inc.	600	30,036
Patriot Coal Corp.*§	2,000	39,380
Plains Exploration & Production Co.*	3,600	105,516
Quicksilver Resources, Inc.*§	3,000	41,610
Southern Union Co.	3,400	88,842
Swift Energy Co.*§	1,800	65,124
VAALCO Energy, Inc.	19	107
		3,046,379

See Accompanying Notes to Financial Statements.

Credit Suisse Mid-Cap Core Fund
Schedule of Investments (continued)
April 30, 2010 (unaudited)

	Number of Shares	Value
COMMON STOCKS
Paper & Forest Products (0.0%)
Louisiana-Pacific Corp.*§	3,500	$41,160
Personal Products (2.7%)
Alberto-Culver Co.	2,400	69,120
NBTY, Inc.*	4,200	170,856
The Estee Lauder Cos., Inc. Class A	37,600	2,478,592
		2,718,568
Pharmaceuticals (3.8%)
Endo Pharmaceuticals Holdings, Inc.*	28,203	617,646
Medicis Pharmaceutical Corp. Class A	111,183	2,821,824
Mylan, Inc.*	5,300	116,759
Perrigo Co.§	2,200	134,266
Valeant Pharmaceuticals International*	1,884	84,780
		3,775,275
Professional Services (0.4%)
FTI Consulting, Inc.*§	2,258	92,872
Korn/Ferry International*§	1,430	23,180
Manpower, Inc.	2,000	112,200
Navigant Consulting, Inc.*	1,500	19,320
The Corporate Executive Board Co.	900	24,714
Towers Watson & Co.	1,700	81,600
		353,886
Real Estate Investment Trusts (5.9%)
Alexandria Real Estate Equities, Inc.§	1,400	99,134
AMB Property Corp.	4,000	111,440
American Campus Communities, Inc.§	1,000	28,170
Annaly Capital Management, Inc.	7,700	130,515
Apartment Investment & Management Co. Class A	16	359
BRE Properties, Inc.	1,500	62,640
Camden Property Trust§	1,700	82,331
CBL & Associates Properties, Inc.	29,100	424,860
Corporate Office Properties Trust§	1,500	60,675
Cousins Properties, Inc.§	2,675	21,560
Developers Diversified Realty Corp.	34,700	426,463
Duke Realty Corp.	5,800	78,474
DuPont Fabros Technology, Inc.	2,000	44,340
Equity Lifestyle Properties, Inc.	13,700	760,487
Equity One, Inc.	1,900	36,879
Essex Property Trust, Inc.§	700	74,074
Federal Realty Investment Trust	1,700	131,563
Health Care REIT, Inc.	400	17,972
Healthcare Realty Trust, Inc.	3,400	82,076
Highwoods Properties, Inc.§	1,900	60,743
Home Properties, Inc.	400	19,876
Hospitality Properties Trust	3,500	92,715
Liberty Property Trust	3,100	104,811

See Accompanying Notes to Financial Statements.

Credit Suisse Mid-Cap Core Fund
Schedule of Investments (continued)
April 30, 2010 (unaudited)

	Number of Shares	Value
COMMON STOCKS
Real Estate Investment Trusts
Mack-Cali Realty Corp.	2,100	$72,156
Mid-America Apartment Communities, Inc.	900	49,743
Nationwide Health Properties, Inc.	8,000	280,160
OMEGA Healthcare Investors, Inc.	2,600	52,052
Potlatch Corp.§	26,046	975,683
Rayonier, Inc.	18,127	887,860
Realty Income Corp.§	2,800	91,812
Regency Centers Corp.§	2,100	86,205
Senior Housing Properties Trust	3,100	69,688
SL Green Realty Corp.§	2,000	124,340
The Macerich Co.§	2,669	119,331
UDR, Inc.§	4,112	83,515
Weingarten Realty Investors	2,800	64,736
		5,909,438
Real Estate Management & Development (0.1%)
Jones Lang LaSalle, Inc.	1,200	94,656
Road & Rail (0.3%)
Con-way, Inc.	1,300	50,492
J.B. Hunt Transport Services, Inc.	2,400	88,464
Kansas City Southern*	2,600	105,430
Landstar System, Inc.	1,670	73,847
Werner Enterprises, Inc.§	1,400	31,388
		349,621
Semiconductors & Semiconductor Equipment (3.4%)
Atheros Communications, Inc.*	17,000	660,280
Atmel Corp.*	41,600	226,304
Cree, Inc.*§	2,600	190,346
Fairchild Semiconductor International, Inc.*	3,600	40,392
Integrated Device Technology, Inc.*	21,500	142,115
International Rectifier Corp.*	1,989	45,787
Intersil Corp. Class A	3,400	50,592
Lam Research Corp.*	3,400	137,870
Linear Technology Corp.§	1,500	45,090
Maxim Integrated Products, Inc.§	400	7,768
RF Micro Devices, Inc.*§	27,000	151,740
Semtech Corp.*§	2,101	38,133
Silicon Laboratories, Inc.*§	1,400	67,690
Veeco Instruments, Inc.*§	23,600	1,038,164
Xilinx, Inc.§	22,200	572,316
		3,414,587

See Accompanying Notes to Financial Statements.

Credit Suisse Mid-Cap Core Fund
Schedule of Investments (continued)
April 30, 2010 (unaudited)

	Number of Shares	Value
COMMON STOCKS
Software (2.1%)
ACI Worldwide, Inc.*§	800	$15,032
Advent Software, Inc.*	2,300	103,914
AsiaInfo Holdings, Inc.*§	900	25,569
Cadence Design Systems, Inc.*	7,100	52,966
FactSet Research Systems, Inc.	1,400	105,308
Fair Isaac Corp.	6,300	132,678
Informatica Corp.*§	2,400	60,024
Jack Henry & Associates, Inc.	3,700	94,424
McAfee, Inc.*	1,100	38,225
Mentor Graphics Corp.*	2,800	25,172
MICROS Systems, Inc.*	2,200	81,752
Parametric Technology Corp.*	3,300	61,347
Quest Software, Inc.*	1,600	28,048
Red Hat, Inc.*	31,100	928,957
Rovi Corp.*	3,000	116,940
Solera Holdings, Inc.	2,000	77,740
Sybase, Inc.*§	2,500	108,450
Synopsys, Inc.*	3,900	88,569
		2,145,115
Specialty Retail (4.8%)
Aaron's, Inc.§	3,250	73,352
Advance Auto Parts, Inc.	12,200	550,220
Aeropostale, Inc.*§	49,700	1,443,288
American Eagle Outfitters, Inc.	5,700	95,817
AnnTaylor Stores Corp.*§	1,600	34,720
Barnes & Noble, Inc.	1,000	22,040
CarMax, Inc.*§	5,900	144,963
Chico's FAS, Inc.§	5,200	77,428
Coldwater Creek, Inc.*§	2,200	15,576
Collective Brands, Inc.*	10,000	234,500
Dick's Sporting Goods, Inc.*	3,100	90,241
Foot Locker, Inc.	4,500	69,075
GameStop Corp. Class A*§	5,300	128,843
Guess?, Inc.	1,600	73,392
J. Crew Group, Inc.*§	1,700	78,999
Monro Muffler, Inc.§	500	17,930
OfficeMax, Inc.*§	25,300	480,700
PetSmart, Inc.	3,400	112,438
RadioShack Corp.	12,300	265,065
Rent-A-Center, Inc.*	13,700	353,734
Ross Stores, Inc.§	5,506	308,336
The Dress Barn, Inc.*	1,300	35,984
The Gymboree Corp.*§	500	24,565
Urban Outfitters, Inc.*	400	15,004
Williams-Sonoma, Inc.§	3,000	86,400
		4,832,610

See Accompanying Notes to Financial Statements.

Credit Suisse Mid-Cap Core Fund
Schedule of Investments (continued)
April 30, 2010 (unaudited)

	Number of Shares	Value
COMMON STOCKS
Textiles, Apparel & Luxury Goods (2.7%)
Fossil, Inc.*	1,300	$50,570
Hanesbrands, Inc.*	2,500	71,175
Jones Apparel Group, Inc.	25,600	557,056
Lululemon Athletica, Inc.*§	3,300	124,146
Phillips-Van Heusen Corp.	1,400	88,214
Skechers U.S.A., Inc. Class A*	11,600	444,860
Steven Madden, Ltd.*	300	17,388
The Timberland Co. Class A*	6,000	129,000
The Warnaco Group, Inc.*	25,700	1,229,488
Under Armour, Inc. Class A*§	1,283	43,301
		2,755,198
Thrifts & Mortgage Finance (0.4%)
Astoria Financial Corp.§	2,201	35,524
First Niagara Financial Group, Inc.	4,927	68,485
New York Community Bancorp, Inc.§	11,000	181,170
NewAlliance Bancshares, Inc.§	4,799	62,531
Washington Federal, Inc.	2,927	60,209
		407,919
Tobacco (0.0%)
Universal Corp.§	900	46,602
Trading Companies & Distributors (0.2%)
GATX Corp.§	1,200	39,168
MSC Industrial Direct Co., Inc. Class A	1,300	70,837
United Rentals, Inc.*§	1,500	21,540
WW Grainger, Inc.	200	22,108
		153,653
Water Utilities (0.1%)
Aqua America, Inc.§	3,700	67,821
Wireless Telecommunication Services (1.4%)
NII Holdings, Inc.*	400	16,968
Syniverse Holdings, Inc.*	3,000	60,240
Telephone & Data Systems, Inc.	37,100	1,285,886
		1,363,094
TOTAL COMMON STOCKS (Cost $91,379,645)		98,974,156

See Accompanying Notes to Financial Statements.

Credit Suisse Mid-Cap Core Fund
Schedule of Investments (continued)
April 30, 2010 (unaudited)

	Number of Shares	Value
SHORT-TERM INVESTMENTS (27.3%)
State Street Navigator Prime Portfolio§§	25,694,643	$25,694,643
	Par (000)
State Street Bank and Trust Co. Euro Time Deposit, 0.010%, 05/03/10	$1,717	1,717,000
TOTAL SHORT-TERM INVESTMENTS (Cost $27,411,643)		27,411,643
TOTAL INVESTMENTS AT VALUE (126.1%) (Cost $118,791,288)		126,385,799
LIABILITIES IN EXCESS OF OTHER ASSETS (-26.1%)		(26,159,893)
NET ASSETS (100.0%)		$100,225,906

*  Non-income producing security.

§  Security or portion thereof is out on loan.

§§  Represents security purchased with cash collateral received for securities on loan.

See Accompanying Notes to Financial Statements.

Credit Suisse Funds
Statements of Assets and Liabilities
April 30, 2010 (unaudited)

	Large Cap Growth Fund	Mid-Cap Core Fund
Assets
Investments at value, including collateral for securities on loan of $5,060,220 and $25,694,643, respectively (Cost $56,548,588 and $118,791,288, respectively) (Note 2)	$62,293,979[1]	$126,385,799[2]
Cash	143	—
Receivable for investments sold	2,068,767	3,126,302
Dividend and interest receivable	21,507	26,969
Receivable for fund shares sold	6,029	23,136
Prepaid expenses and other assets	45,500	48,346
Total Assets	64,435,925	129,610,552
Liabilities
Advisory fee payable (Note 3)	12,536	61,852
Administrative services fee payable (Note 3)	10,975	19,759
Shareholder servicing/Distribution fee payable (Note 3)	2,242	9,118
Payable upon return of securities loaned (Note 2)	5,060,220	25,694,643
Payable for investments purchased	1,811,120	2,900,539
Due to custodian	—	492,683
Payable for fund shares redeemed	288,149	93,138
Trustees'/Directors' fee payable	5,572	5,626
Other accrued expenses payable	60,834	107,288
Total Liabilities	7,251,648	29,384,646
Net Assets
Capital stock, $.001 par value (Note 6)	3,306	2,895
Paid-in capital (Note 6)	287,066,320	137,172,050
Undistributed (accumulated) net investment income (loss)	41,542	(170,182)
Accumulated net realized loss on investments, foreign currency transactions and futures contracts	(235,672,282)	(44,373,368)
Net unrealized appreciation from investments	5,745,391	7,594,511
Net Assets	$57,184,277	$100,225,906
Common Shares
Net assets	$54,898,221	$94,156,366
Shares outstanding	3,167,382	2,706,620
Net asset value, offering price and redemption price per share	$17.33	$34.79
Advisor Shares
Net assets	$1,083,982	$5,346,103
Shares outstanding	66,905	167,257
Net asset value, offering price and redemption price per share	$16.20	$31.96

See Accompanying Notes to Financial Statements.

Credit Suisse Funds
Statements of Assets and Liabilities (continued)
April 30, 2010 (unaudited)

	Large Cap Growth Fund	Mid-Cap Core Fund
A Shares
Net assets	$891,374	$667,969
Shares outstanding	52,486	19,471
Net asset value and redemption price per share	$16.98	$34.31
Maximum offering price per share (net asset value/(1-5.75%))	$18.02	$36.40
B Shares
Net assets	$134,130	$47,310
Shares outstanding	8,418	1,440
Net asset value and offering price per share	$15.93	$32.84
C Shares
Net assets	$176,570	$8,158
Shares outstanding	11,081	248
Net asset value and offering price per share	$15.94	$32.92

1  Including $4,869,139 of securities on loan.

2  Including $24,692,080 of securities on loan.

See Accompanying Notes to Financial Statements.

Credit Suisse Funds
Statements of Operations
For the Six Months Ended April 30, 2010 (unaudited)

	Large Cap Growth Fund	Mid-Cap Core Fund
Investment Income (Note 2)
Dividends	$391,216	$815,004
Interest	79	163
Securities lending	3,725	21,051
Total investment income	395,020	836,218
Expenses
Investment advisory fees (Note 3)	139,310	329,828
Administrative services fees (Note 3)	54,533	83,463
Shareholder servicing/Distribution fees (Note 3)
Advisor Class	2,567	12,981
Class A	1,085	812
Class B	697	273
Class C	834	13
Custodian fees	80,927	114,347
Transfer agent fees (Note 3)	61,603	119,111
Registration fees	31,945	31,350
Printing fees (Note 3)	22,267	23,320
Legal fees	16,134	13,134
Audit and tax fees	13,237	15,734
Trustees'/Directors' fees	12,500	12,554
Insurance expense	2,984	5,149
Commitment fees (Note 4)	659	1,143
Miscellaneous expense	4,241	4,748
Total expenses	445,523	767,960
Less: fees waived (Note 3)	(92,065)	(70,676)
Net expenses	353,458	697,284
Net investment income	41,562	138,934
Net Realized and Unrealized Gain from Investments
Net realized gain from investments	7,069,354	9,246,462
Net change in unrealized appreciation (depreciation) from investments	2,547,983	10,463,044
Net realized and unrealized gain from investments	9,617,337	19,709,506
Net increase in net assets resulting from operations	$9,658,899	$19,848,440

See Accompanying Notes to Financial Statements.

Credit Suisse Funds
Statements of Changes in Net Assets

	Large Cap Growth Fund		Mid-Cap Core Fund
	For the Six Months Ended April 30, 2010 (unaudited)	For the Year Ended October 31, 2009	For the Six Months Ended April 30, 2010 (unaudited)	For the Year Ended October 31, 2009
From Operations
Net investment income	$41,562	$325,747	$138,934	$586,866
Net realized gain (loss) from investments and foreign currency transactions	7,069,354	(10,663,694)	9,246,462	(18,702,078)
Net change in unrealized appreciation (depreciation) from investments and foreign currency translations	2,547,983	17,332,367	10,463,044	29,019,527
Net increase in net assets resulting from operations	9,658,899	6,994,420	19,848,440	10,904,315
From Dividends
Dividends from net investment income Common Class shares	(310,911)	(208,055)	(574,539)	(882,626)
Advisor Class shares	(6,293)	(4,669)	(16,567)	(17,209)
Class A shares	(4,123)	(2,558)	(3,059)	(1,919)
Class B shares	(895)	(1,143)	(188)	(149)
Class C shares	(1,039)	(760)	(3)	(3)
Net decrease in net assets resulting from dividends	(323,261)	(217,185)	(594,356)	(901,906)
From Capital Share Transactions (Note 6)
Proceeds from sale of shares	2,110,025	1,614,989	3,272,239	6,962,140
Reinvestment of dividends	310,000	207,750	585,589	889,594
Net asset value of shares redeemed	(5,553,875)	(9,972,566)	(11,199,109)	(18,590,033)
Net decrease in net assets from capital share transactions	(3,133,850)	(8,149,827)	(7,341,281)	(10,738,299)
Net increase (decrease) in net assets	6,201,788	(1,372,592)	11,912,803	(735,890)
Net Assets
Beginning of period	50,982,489	52,355,081	88,313,103	89,048,993
End of period	$57,184,277	$50,982,489	$100,225,906	$88,313,103
Undistributed (accumulated) net investment income (loss)	$41,542	$323,241	$(170,182)	$285,240

See Accompanying Notes to Financial Statements.

Credit Suisse Large Cap Growth Fund
Financial Highlights
(For a Common Class Share of the Fund Outstanding Throughout Each Period)

	For the Six Months Ended April 30, 2010	For the Year Ended October 31,
	(unaudited)	2009	2008	2007	2006	2005
Per share data
Net asset value, beginning of period	$14.62	$12.58	$20.32	$17.40	$16.49	$15.26
INVESTMENT OPERATIONS
Net investment income (loss)[1]	0.01	0.09	0.05	0.01	(0.04)	0.01
Net gain (loss) on investments and foreign currency related items (both realized and unrealized)	2.79	2.01	(7.79)	2.91	0.97	1.22
Total from investment operations	2.80	2.10	(7.74)	2.92	0.93	1.23
LESS DIVIDENDS
Dividends from net investment income	(0.09)	(0.06)	(0.00)[2]	—	(0.02)	—
Total dividends	(0.09)	(0.06)	—	—	(0.02)	—
Net asset value, end of period	$17.33	$14.62	$12.58	$20.32	$17.40	$16.49
Total return[3]	19.21%	16.80%	(38.08)%	16.78%	5.62%	8.06%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$54,898	$49,150	$50,314	$105,404	$181,077	$291,148
Ratio of expenses to average net assets	1.25%[4]	1.25%	1.24%	1.10%	1.20%	1.17%
Ratio of net investment income (loss) to average net assets	0.17%[4]	0.72%	0.29%	0.04%	(0.24)%	0.09%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.33%[4]	0.47%	—	—	—	—
Portfolio turnover rate	169%	494%	171%	161%	94%	97%

1  Per share information is calculated using the average shares outstanding method.

2  This amount represents less than $(0.01) per share.

3  Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

4  Annualized.

See Accompanying Notes to Financial Statements.

Credit Suisse Large Cap Growth Fund
Financial Highlights
(For an Advisor Class Share of the Fund Outstanding Throughout Each Period)

	For the Six Months Ended April 30, 2010	For the Year Ended October 31,
	(unaudited)	2009	2008	2007	2006	2005
Per share data
Net asset value, beginning of period	$13.71	$11.86	$19.24	$16.56	$15.76	$14.65
INVESTMENT OPERATIONS
Net investment income (loss)[1]	(0.03)	0.03	(0.03)	(0.08)	(0.12)	(0.04)
Net gain (loss) on investments and foreign currency related items (both realized and unrealized)	2.61	1.88	(7.35)	2.76	0.92	1.15
Total from investment operations	2.58	1.91	(7.38)	2.68	0.80	1.11
LESS DIVIDENDS
Dividends from net investment income	(0.09)	(0.06)	—	—	—	—
Total dividends	(0.09)	(0.06)	—	—	—	—
Net asset value, end of period	$16.20	$13.71	$11.86	$19.24	$16.56	$15.76
Total return[2]	18.88%	16.21%	(38.36)%	16.18%	5.08%	7.58%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$1,084	$917	$988	$3,541	$3,729	$5,334
Ratio of expenses to average net assets	1.75%[3]	1.75%	1.71%	1.60%	1.70%	1.67%
Ratio of net investment income (loss) to average net assets	(0.35)%[3]	0.25%	(0.19)%	(0.46)%	(0.74)%	(0.41)%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.33%[3]	0.48%	—	—	—	—
Portfolio turnover rate	169%	494%	171%	161%	94%	97%

1  Per share information is calculated using the average shares outstanding method.

2  Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

3  Annualized.

See Accompanying Notes to Financial Statements.

Credit Suisse Large Cap Growth Fund
Financial Highlights
(For a Class A Share of the Fund Outstanding Throughout Each Period)

	For the Six Months Ended April 30, 2010	For the Year Ended October 31,
	(unaudited)	2009	2008	2007	2006	2005
Per share data
Net asset value, beginning of period	$14.35	$12.38	$20.03	$17.20	$16.33	$15.14
INVESTMENT OPERATIONS
Net investment income (loss)[1]	(0.01)	0.06	0.01	(0.04)	(0.08)	(0.00)[2]
Net gain (loss) on investments and foreign currency related items (both realized and unrealized)	2.73	1.97	(7.66)	2.87	0.95	1.19
Total from investment operations	2.72	2.03	(7.65)	2.83	0.87	1.19
LESS DIVIDENDS
Dividends from net investment income	(0.09)	(0.06)	—	—	—	—
Total dividends	(0.09)	(0.06)	—	—	—	—
Net asset value, end of period	$16.98	$14.35	$12.38	$20.03	$17.20	$16.33
Total return[3]	19.01%	16.50%	(38.19)%	16.45%	5.33%	7.86%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$891	$636	$606	$1,285	$1,329	$1,585
Ratio of expenses to average net assets	1.50%[4]	1.50%	1.50%	1.35%	1.45%	1.42%
Ratio of net investment income (loss) to average net assets	(0.17)%[4]	0.47%	0.05%	(0.21)%	(0.49)%	(0.16)%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.33%[4]	0.46%	—	—	—	—
Portfolio turnover rate	169%	494%	171%	161%	94%	97%

1  Per share information is calculated using the average shares outstanding method.

2  This amount represents less than $(0.01) per share.

3  Total returns are historical and assume changes in share price, reinvestment of all dividends and distributions and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

4  Annualized.

See Accompanying Notes to Financial Statements.

Credit Suisse Large Cap Growth Fund
Financial Highlights
(For a Class B Share of the Fund Outstanding Throughout Each Period)

	For the Six Months Ended April 30, 2010	For the Year Ended October 31,
	(unaudited)	2009	2008	2007	2006	2005
Per share data
Net asset value, beginning of period	$13.52	$11.75	$19.16	$16.58	$15.85	$14.82
INVESTMENT OPERATIONS
Net investment loss[1]	(0.06)	(0.02)	(0.12)	(0.17)	(0.20)	(0.16)
Net gain (loss) on investments and foreign currency related items (both realized and unrealized)	2.56	1.85	(7.29)	2.75	0.93	1.19
Total from investment operations	2.50	1.83	(7.41)	2.58	0.73	1.03
LESS DIVIDENDS
Dividends from net investment income	(0.09)	(0.06)	—	—	—	—
Total dividends	(0.09)	(0.06)	—	—	—	—
Net asset value, end of period	$15.93	$13.52	$11.75	$19.16	$16.58	$15.85
Total return[2]	18.55%	15.68%	(38.67)%	15.56%	4.61%	6.95%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$134	$127	$244	$285	$498	$625
Ratio of expenses to average net assets	2.25%[3]	2.25%	2.28%	2.10%	2.20%	2.17%
Ratio of net investment loss to average net assets	(0.84)%[3]	(0.17)%	(0.73)%	(0.97)%	(1.24)%	(0.91)%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.33%[3]	0.56%	—	—	—	—
Portfolio turnover rate	169%	494%	171%	161%	94%	97%

1  Per share information is calculated using the average shares outstanding method.

2  Total returns are historical and assume changes in share price, reinvestment of all dividends and distributions and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

3  Annualized.

See Accompanying Notes to Financial Statements.

Credit Suisse Large Cap Growth Fund
Financial Highlights
(For a Class C Share of the Fund Outstanding Throughout Each Period)

	For the Six Months Ended April 30, 2010	For the Year Ended October 31,
	(unaudited)	2009	2008	2007	2006	2005
Per share data
Net asset value, beginning of period	$13.52	$11.75	$19.16	$16.58	$15.85	$14.81
INVESTMENT OPERATIONS
Net investment loss[1]	(0.06)	(0.03)	(0.12)	(0.17)	(0.20)	(0.14)
Net gain (loss) on investments and foreign currency related items (both realized and unrealized)	2.57	1.86	(7.29)	2.75	0.93	1.18
Total from investment operations	2.51	1.83	(7.41)	2.58	0.73	1.04
LESS DIVIDENDS
Dividends from net investment income	(0.09)	(0.06)	—	—	—	—
Total dividends	(0.09)	(0.06)	—	—	—	—
Net asset value, end of period	$15.94	$13.52	$11.75	$19.16	$16.58	$15.85
Total return[2]	18.62%	15.68%	(38.67)%	15.56%	4.61%	7.02%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$177	$152	$203	$367	$385	$471
Ratio of expenses to average net assets	2.25%[3]	2.25%	2.26%	2.10%	2.20%	2.17%
Ratio of net investment loss to average net assets	(0.85)%[3]	(0.24)%	(0.72)%	(0.96)%	(1.24)%	(0.91)%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.33%[3]	0.49%	—	—	—	—
Portfolio turnover rate	169%	494%	171%	161%	94%	97%

1  Per share information is calculated using the average shares outstanding method.

2  Total returns are historical and assume changes in share price, reinvestment of all dividends and distributions and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

3  Annualized.

See Accompanying Notes to Financial Statements.

Credit Suisse Mid-Cap Core Fund
Financial Highlights
(For a Common Class Share of the Fund Outstanding Throughout Each Period)

	For the Six Months Ended April 30, 2010	For the Year Ended October 31,
	(unaudited)	2009	2008	2007	2006	2005
Per share data
Net asset value, beginning of period	$28.38	$24.95	$39.24	$33.21	$31.67	$28.04
INVESTMENT OPERATIONS
Net investment income (loss)[1]	0.05	0.18	0.09	(0.07)	(0.19)	(0.27)
Net gain (loss) on investments and futures contracts (both realized and unrealized)	6.54	3.52	(14.38)	6.10	1.73	3.90
Total from investment operations	6.59	3.70	(14.29)	6.03	1.54	3.63
LESS DIVIDENDS
Dividends from net investment income	(0.18)	(0.27)	—	—	—	—
Total dividends	(0.18)	(0.27)	—	—	—	—
Net asset value, end of period	$34.79	$28.38	$24.95	$39.24	$33.21	$31.67
Total return[2]	23.37%	15.14%	(36.42)%	18.16%	4.86%	12.95%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$94,156	$83,081	$83,760	$173,327	$228,798	$290,509
Ratio of expenses to average net assets	1.45%[3]	1.45%	1.32%	1.25%	1.35%	1.39%
Ratio of net investment income (loss) to average net assets	0.33%[3]	0.76%	0.25%	(0.19)%	(0.56)%	(0.87)%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.15%[3]	0.23%	—	0.00%[4]	0.03%	—
Portfolio turnover rate	144%	434%	208%	278%	69%	79%

1  Per share information is calculated using the average shares outstanding method.

2  Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

3  Annualized.

4  This amount represents less than 0.01%.

See Accompanying Notes to Financial Statements.

Credit Suisse Mid-Cap Core Fund
Financial Highlights
(For an Advisor Class Share of the Fund Outstanding Throughout Each Period)

	For the Six Months Ended April 30, 2010	For the Year Ended October 31,
	(unaudited)	2009	2008	2007	2006	2005
Per share data
Net asset value, beginning of period	$26.06	$22.84	$36.09	$30.70	$29.42	$26.18
INVESTMENT OPERATIONS
Net investment income (loss)[1]	(0.03)	0.06	(0.08)	(0.23)	(0.33)	(0.40)
Net gain (loss) on investments and futures contracts (both realized and unrealized)	6.01	3.24	(13.17)	5.62	1.61	3.64
Total from investment operations	5.98	3.30	(13.25)	5.39	1.28	3.24
LESS DIVIDENDS
Dividends from net investment income	(0.08)	(0.08)	—	—	—	—
Total dividends	(0.08)	(0.08)	—	—	—	—
Net asset value, end of period	$31.96	$26.06	$22.84	$36.09	$30.70	$29.42
Total return[2]	23.03%	14.55%	(36.71)%	17.56%	4.35%	12.38%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$5,346	$4,563	$4,844	$10,892	$16,250	$24,851
Ratio of expenses to average net assets	1.95%[3]	1.95%	1.82%	1.75%	1.85%	1.89%
Ratio of net investment income (loss) to average net assets	(0.19)%[3]	0.28%	(0.25)%	(0.68)%	(1.06)%	(1.37)%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.15%[3]	0.22%	—	0.01%	0.03%	—
Portfolio turnover rate	144%	434%	208%	278%	69%	79%

1  Per share information is calculated using the average shares outstanding method.

2  Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

3  Annualized.

See Accompanying Notes to Financial Statements.

Credit Suisse Mid-Cap Core Fund
Financial Highlights
(For a Class A Share of the Fund Outstanding Throughout Each Period)

	For the Six Months Ended April 30, 2010	For the Year Ended October 31,
	(unaudited)	2009	2008	2007	2006	2005
Per share data
Net asset value, beginning of period	$27.97	$24.48	$38.59	$32.73	$31.29	$27.77
INVESTMENT OPERATIONS
Net investment income (loss)[1]	0.01	0.09	0.04	(0.15)	(0.27)	(0.34)
Net gain (loss) on investments and futures contracts (both realized and unrealized)	6.45	3.52	(14.15)	6.01	1.71	3.86
Total from investment operations	6.46	3.61	(14.11)	5.86	1.44	3.52
LESS DIVIDENDS
Dividends from net investment income	(0.12)	(0.12)	—	—	—	—
Total dividends	(0.12)	(0.12)	—	—	—	—
Net asset value, end of period	$34.31	$27.97	$24.48	$38.59	$32.73	$31.29
Total return[2]	23.22%	14.88%	(36.56)%	17.90%	4.60%	12.68%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$668	$623	$399	$345	$555	$688
Ratio of expenses to average net assets	1.70%[3]	1.70%	1.54%	1.50%	1.60%	1.64%
Ratio of net investment income (loss) to average net assets	0.09%[3]	0.37%	0.11%	(0.42)%	(0.81)%	(1.12)%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.15%[3]	0.22%	—	0.01%	0.03%	—
Portfolio turnover rate	144%	434%	208%	278%	69%	79%

1  Per share information is calculated using the average shares outstanding method.

2  Total returns are historical and assume changes in share price, reinvestment of all dividends and distributions and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

3  Annualized.

See Accompanying Notes to Financial Statements.

Credit Suisse Mid-Cap Core Fund
Financial Highlights
(For a Class B Share of the Fund Outstanding Throughout Each Period)

	For the Six Months Ended April 30, 2010	For the Year Ended October 31,
	(unaudited)	2009	2008	2007	2006	2005
Per share data
Net asset value, beginning of period	$26.84	$23.63	$37.54	$32.10	$30.91	$27.64
INVESTMENT OPERATIONS
Net investment loss[1]	(0.10)	(0.09)	(0.27)	(0.43)	(0.50)	(0.58)
Net gain (loss) on investments and futures contracts (both realized and unrealized)	6.18	3.38	(13.64)	5.87	1.69	3.85
Total from investment operations	6.08	3.29	(13.91)	5.44	1.19	3.27
LESS DIVIDENDS
Dividends from net investment income	(0.08)	(0.08)	—	—	—	—
Total dividends	(0.08)	(0.08)	—	—	—	—
Net asset value, end of period	$32.84	$26.84	$23.63	$37.54	$32.10	$30.91
Total return[2]	22.74%	14.02%	(37.05)%	16.95%	3.85%	11.83%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$47	$45	$45	$124	$80	$55
Ratio of expenses to average net assets	2.45%[3]	2.45%	2.35%	2.25%	2.35%	2.39%
Ratio of net investment loss to average net assets	(0.70)%[3]	(0.39)%	(0.82)%	(1.22)%	(1.56)%	(1.87)%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.15%[3]	0.27%	—	0.00%[4]	0.03%	—
Portfolio turnover rate	144%	434%	208%	278%	69%	79%

1  Per share information is calculated using the average shares outstanding method.

2  Total returns are historical and assume changes in share price, reinvestment of all dividends and distributions and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

3  Annualized.

4  This amount represents less than 0.01%.

See Accompanying Notes to Financial Statements.

Credit Suisse Mid-Cap Core Fund
Financial Highlights
(For a Class C Share of the Fund Outstanding Throughout Each Period)

	For the Six Months Ended April 30, 2010	For the Year Ended October 31,
	(unaudited)	2009	2008	2007	2006	2005
Per share data
Net asset value, beginning of period	$26.89	$23.67	$37.59	$32.10	$30.91	$27.67
INVESTMENT OPERATIONS
Net investment loss[1]	(0.21)	(0.09)	(0.22)	(0.40)	(0.51)	(0.62)
Net gain (loss) on investments and futures contracts (both realized and unrealized)	6.32	3.39	(13.70)	5.89	1.70	3.86
Total from investment operations	6.11	3.30	(13.92)	5.49	1.19	3.24
LESS DIVIDENDS
Dividends from net investment income	(0.08)	(0.08)	—	—	—	—
Total dividends	(0.08)	(0.08)	—	—	—	—
Net asset value, end of period	$32.92	$26.89	$23.67	$37.59	$32.10	$30.91
Total return[2]	22.81%	14.04%	(37.03)%	17.10%	3.85%	11.71%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$8	$1	$1	$1	$1	$1
Ratio of expenses to average net assets	2.45%[3]	2.45%	2.28%	2.16%	2.35%	2.39%
Ratio of net investment loss to average net assets	(1.31)%[3]	(0.31)%	(0.68)%	(1.15)%	(1.56)%	(1.87)%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.08%[3]	0.25%	—	0.00%[4]	0.03%	—
Portfolio turnover rate	144%	434%	208%	278%	69%	79%

1  Per share information is calculated using the average shares outstanding method.

2  Total returns are historical and assume changes in share price, reinvestment of all dividends and distributions and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

3  Annualized.

4  This amount represents less than 0.01%.

See Accompanying Notes to Financial Statements.

Credit Suisse Funds
Notes to Financial Statements
April 30, 2010 (unaudited)

Note 1. Organization

The Credit Suisse Funds covered in this report are Credit Suisse Large Cap Growth Fund ("Large Cap Growth") and Credit Suisse Mid-Cap Core Fund ("Mid-Cap Core"), (each a "Fund" and collectively, the "Funds"), each of which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified open-end management investment company. Large Cap Growth was organized under the laws of the Commonwealth of Massachusetts as a business trust on January 20, 1987. Mid-Cap Core was incorporated under the laws of the State of Maryland on November 12, 1987. Investment objectives for each Fund are as follows: Large Cap Growth seeks long-term capital appreciation and Mid-Cap Core seeks maximum capital appreciation.

Large Cap Growth and Mid-Cap Core each offer five classes of shares: Common Class, Advisor Class, Class A, Class B, and Class C shares. Effective December 12, 2001, the Funds' Common Class shares are closed to new investors, with certain exceptions as set forth in the prospectus. Each class of shares represents an equal pro rata interest in each Fund, except that they bear different expenses, which reflect the differences in the range of services provided to them. Class A shares of each fund are sold subject to a maximum front-end sales charge of 5.75%. Class B shares of each Fund are sold subject to a contingent deferred sales charge which declines from 4.00% to zero depending on the period of time the shares are held. Class C shares of each Fund are sold subject to a contingent deferred sales charge of 1.00% if the shares are redeemed within the first year of purchase.

Note 2. Significant Accounting Policies

A) SECURITY VALUATION — The net asset value of each Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the "Exchange") on each day the Exchange is open for business. Equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the "Valuation Time"). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of

Credit Suisse Funds
Notes to Financial Statements (continued)
April 30, 2010 (unaudited)

Note 2. Significant Accounting Policies

amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Funds' Valuation Time but after the close of the securities' primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees/Directors under procedures established by the Board of Trustees/Directors. The Funds may utilize a service provided by an independent third party which has been approved by the Board of Trustees/Directors to fair value certain securities. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America ("GAAP"), the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•  Level 1 – quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Credit Suisse Funds
Notes to Financial Statements (continued)
April 30, 2010 (unaudited)

Note 2. Significant Accounting Policies

•  Level 3 – significant unobservable inputs (including a Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of April 30, 2010 in valuing each Fund's investments carried at value:

Large Cap Growth

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks	$56,492,759	$—	$—	$56,492,759
Short-Term Investments	5,060,220	741,000	—	5,801,220
Other Financial Instruments*	—	—	—	—
	$61,552,979	$741,000	$—	$62,293,979

*Other financial instruments include futures, forwards and swap contracts.

Mid-Cap Core

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks	$98,974,156	$—	$—	$98,974,156
Short-Term Investments	25,694,643	1,717,000	—	27,411,643
Other Financial Instruments*	—	—	—	—
	$124,668,799	$1,717,000	$—	$126,385,799

*Other financial instruments include futures, forwards and swap contracts.

Each Fund adopted FASB Accounting Standards Update 2010-06 "Fair Value Measurements and Disclosures (ASC 820)" which requires each Fund to disclose details of significant transfers in and out of Level 1 and Level 2 measurements and the reasons for the transfers. For the six months ended April 30, 2010, there were no significant transfers in and out of Level 1 and Level 2.

B) DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES — Effective October 31, 2009, each Fund adopted amendments to authoritative guidance on disclosures about derivative instruments and hedging activities which require that each Fund disclose (a) how and why an entity uses derivative instruments, (b) how derivative instruments and hedging activities are accounted for, and (c) how derivative instruments and related hedging activities affect a fund's financial position, financial performance, and cash flows. The Funds have not entered into any derivative or hedging activities during the period covered by this report.

Credit Suisse Funds
Notes to Financial Statements (continued)
April 30, 2010 (unaudited)

Note 2. Significant Accounting Policies

C) FOREIGN CURRENCY TRANSACTIONS — The books and records of the Funds are maintained in U.S. dollars. Transactions denominated in foreign currencies are recorded at the current prevailing exchange rates. All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the current exchange rate at the end of the period. Translation gains or losses resulting from changes in the exchange rate during the reporting period and realized gains and losses on the settlement of foreign currency transactions are reported in the results of operations for the current period. The Funds do not isolate that portion of realized gains and losses on investments in equity securities which is due to changes in the foreign exchange rate from that which is due to changes in market prices of equity securities. The Funds isolate that portion of realized gains and losses on investments in debt securities which is due to changes in the foreign exchange rate from that which is due to changes in market prices of debt securities.

D) SECURITY TRANSACTIONS AND INVESTMENT INCOME — Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Certain expenses are class-specific expenses and vary by class. Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of the outstanding shares of that class. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.

E) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — Dividends from net investment income and distributions of net realized capital gains, if any, are declared and paid at least annually. However, to the extent that a net realized capital gain can be reduced by a capital loss carryforward, such gain will not be distributed. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

F) FEDERAL INCOME TAXES — No provision is made for federal taxes as it is each Fund's intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code of 1986, as amended, and to make the requisite distributions to its shareholders, which will be sufficient to relieve it from federal income and excise taxes.

Credit Suisse Funds
Notes to Financial Statements (continued)
April 30, 2010 (unaudited)

Note 2. Significant Accounting Policies

Each Fund adopted the authoritative guidance for uncertainty in income taxes and recognizes a tax benefit or liability from an uncertain position only if it is more likely than not that the position is sustainable based solely on its technical merits and consideration of the relevant taxing authority's widely understood administrative practices and procedures. Each Fund has reviewed its current tax positions and has determined that no provision for income tax is required in each Fund's financial statements. Each Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G) USE OF ESTIMATES — The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

H) SHORT-TERM INVESTMENTS — The Funds, together with other funds/portfolios advised by Credit Suisse Asset Management, LLC ("Credit Suisse"), an indirect, wholly-owned subsidiary of Credit Suisse Group AG, pool available cash into a short-term variable rate time deposit issued by State Street Bank and Trust Company ("SSB"), the Funds' custodian. The short-term time deposit issued by SSB is a variable rate account classified as a short-term investment.

I) FUTURES — Each Fund may enter into futures contracts to the extent permitted by its investment policies and objectives. Each Fund may use futures contracts to gain exposure to, or hedge against changes in equities. Upon entering into a futures contract, each Fund is required to deposit cash and/or pledge U.S. Government securities as initial margin. Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying instrument, are made or received by the Funds each day (daily variation margin) and are recorded as unrealized gains or losses until the contracts are closed. When the contracts are closed, each Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and each Fund's basis in the contract. Risks of entering into futures contracts for hedging purposes include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. With futures, there is minimal counterparty credit risk to each Fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the

Credit Suisse Funds
Notes to Financial Statements (continued)
April 30, 2010 (unaudited)

Note 2. Significant Accounting Policies

futures against default. In addition, the purchase of a futures contract involves the risk that the Funds could lose more than the original margin deposit and subsequent payments may be required for a futures transaction. At April 30, 2010, the Funds had no open futures contracts.

J) SECURITIES LENDING — Loans of securities are required at all times to be secured by collateral at least equal to 102% of the market value of domestic securities on loan (including any accrued interest thereon) and 105% of the market value of foreign securities on loan (including any accrued interest thereon). Cash collateral received by the Funds in connection with securities lending activity may be pooled together with cash collateral for other funds/portfolios advised by Credit Suisse and may be invested in a variety of investments, including funds advised by SSB, the Funds' securities lending agent, or money market instruments. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

SSB has been engaged by the Funds to act as the Funds' securities lending agent. The Funds' securities lending arrangement provides that the Funds and SSB will share the net income earned from securities lending activities. During the six months ended April 30, 2010, total earnings from the Funds' investment in cash collateral received in connection with Large Cap Growth and Mid-Cap Core's securities lending arrangements were $5,760 and $36,383, respectively, of which $1,099 and $10,048, respectively, were rebated to borrowers (brokers). The Funds retained $3,725 and $21,051 in income, respectively, from the cash collateral investment, and SSB, as lending agent, was paid $936 and $5,284, respectively. Securities lending income is accrued as earned.

Note 3. Transactions with Affiliates and Related Parties

Credit Suisse serves as investment adviser for each Fund. For its investment advisory services, Credit Suisse is entitled to receive a fee from Large Cap Growth of 0.50%, and from Mid-Cap Core of 0.70%. For the six months ended April 30, 2010, investment advisory fees earned and voluntarily waived were as follows:

Fund	Gross Investment Advisory Fee	Waiver	Net Investment Advisory Fee
Large Cap Growth	$139,310	$(92,065)	$47,245
Mid-Cap Core	329,828	(70,676)	259,152

Credit Suisse Funds
Notes to Financial Statements (continued)
April 30, 2010 (unaudited)

Note 3. Transactions with Affiliates and Related Parties

Fee waivers and expense reimbursements are voluntary and may be discontinued by Credit Suisse at any time.

Credit Suisse Asset Management Securities, Inc. ("CSAMSI"), an affiliate of Credit Suisse, and SSB serve as co-administrators to the Funds. For its co-administrative services, CSAMSI currently receives a fee calculated at an annual rate of 0.09% of each Fund's average daily net assets. For the six months ended April 30, 2010, co-administrative services fees earned by CSAMSI were as follows:

Fund	Co-Administration Fee
Large Cap Growth	$25,076
Mid-Cap Core	42,407

For its co-administrative services, SSB receives a fee, exclusive of out-of-pocket expenses, calculated in total for all the Credit Suisse funds/portfolios co-administered by SSB and allocated based upon the relative average net assets of each fund/portfolio, subject to an annual minimum fee. For the six months ended April 30, 2010, co-administrative services fees earned by SSB (including out-of-pocket expenses) were as follows:

Fund	Co-Administration Fee
Large Cap Growth	$29,457
Mid-Cap Core	41,056

In addition to serving as each Fund's co-administrator, CSAMSI currently serves as distributor of each Fund's shares. Pursuant to distribution plans adopted by each Fund pursuant to Rule 12b-1 under the 1940 Act, CSAMSI receives fees for its distribution services. For the Advisor class shares of each Fund, the shareholder servicing fee is calculated at an annual rate of 0.50% of the average daily net assets. For the Class A shares of each Fund, the fee is calculated at an annual rate of 0.25% of the average daily net assets. For the Class B and Class C shares of each Fund, the fee is calculated at an annual rate of 1.00% of average daily net assets. Common Class shares of each Fund do not bear distribution fees.

Certain brokers, dealers and financial representatives provide transfer agent related services to the Funds and receive compensation from Credit Suisse. Credit Suisse is then reimbursed by the Funds. For the six months ended

Credit Suisse Funds
Notes to Financial Statements (continued)
April 30, 2010 (unaudited)

Note 3. Transactions with Affiliates and Related Parties

April 30, 2010, the Funds reimbursed Credit Suisse the following amounts, which are included in each Fund's transfer agent expense as follows:

Fund	Amount
Large Cap Growth	$26,760
Mid-Cap Core	86,959

For the six months ended April 30, 2010, CSAMSI and its affiliates advised the Funds that they retained the following amounts from commissions earned on the sale of the Funds' Class A shares:

Fund	Amount
Large Cap Growth	$90
Mid-Cap Core	75

Merrill Corporation ("Merrill"), an affiliate of Credit Suisse, has been engaged by each Fund to provide certain financial printing services. For the six months ended April 30, 2010, Merrill was paid for its services by the Funds as follows:

Fund	Amount
Large Cap Growth	$31,804
Mid-Cap Core	32,517

Note 4. Line of Credit

The Funds, together with other funds/portfolios advised by Credit Suisse (collectively, the "Participating Funds"), participate in a committed, unsecured line of credit facility ("Credit Facility") for temporary or emergency purposes with SSB. Under the terms of the Credit Facility, the Participating Funds pay an aggregate commitment fee on the average unused amount of the Credit Facility, which is allocated among the Participating Funds in such manner as is determined by the governing Boards of the Participating Funds. In addition, the Participating Funds pay interest on borrowings at either the Overnight Federal Funds rate or the Overnight LIBOR rate plus a spread. At April 30, 2010, and during the six months ended April 30, 2010, the Funds had no borrowings outstanding under the Credit Facility.

Credit Suisse Funds
Notes to Financial Statements (continued)
April 30, 2010 (unaudited)

Note 5. Purchases and Sales of Securities

For the six months ended April 30, 2010, purchases and sales of investment securities (excluding short-term investments) were as follows:

Fund	Purchases	Sales
Large Cap Growth	$90,816,716	$91,638,260
Mid-Cap Core	130,658,561	135,735,102

At April 30, 2010, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were as follows:

Fund	Identified Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Large Cap Growth	$56,548,588	$6,805,811	$(1,060,420)	$5,745,391
Mid-Cap Core	118,791,288	15,573,492	(7,978,981)	7,594,511

Note 6. Capital Share Transactions

Large Cap Growth is authorized to issue an unlimited number of full and fractional shares of beneficial interest. Mid-Cap Core has four billion full and fractional shares of capital stock authorized and classified as follows: one billion as Common Class shares, one billion as Advisor Class shares, one billion as Class A shares, 500 million as Class B shares and 500 million as Class C shares. Each Fund has a par value of $.001 per share. Transactions in classes of each Fund were as follows:

	Large Cap Growth
	Common Class
	For the Six Months Ended April 30, 2010 (unaudited)		For the Year Ended October 31, 2009
	Shares	Value	Shares	Value
Shares sold	95,700	$1,576,876	116,826	$1,386,707
Shares issued in reinvestment of dividends	18,006	299,268	17,810	200,184
Shares redeemed	(307,042)	(5,107,207)	(772,787)	(9,307,848)
Net decrease	(193,336)	$(3,231,063)	(638,151)	$(7,720,957)

Credit Suisse Funds
Notes to Financial Statements (continued)
April 30, 2010 (unaudited)

Note 6. Capital Share Transactions

	Advisor Class
	For the Six Months Ended April 30, 2010 (unaudited)		For the Year Ended October 31, 2009
	Shares	Value	Shares	Value
Shares sold	776	$11,878	6,887	$82,799
Shares issued in reinvestment of dividends	403	6,266	440	4,653
Shares redeemed	(1,169)	(18,552)	(23,792)	(269,604)
Net increase (decrease)	10	$(408)	(16,465)	$(182,152)
	Class A
	For the Six Months Ended April 30, 2010 (unaudited)		For the Year Ended October 31, 2009
	Shares	Value	Shares	Value
Shares sold	31,649	$509,816	8,669	$118,529
Shares issued in reinvestment of dividends	210	3,423	170	1,887
Shares redeemed	(23,675)	(397,735)	(13,493)	(172,596)
Net increase (decrease)	8,184	$115,504	(4,654)	$(52,180)
	Class B
	For the Six Months Ended April 30, 2010 (unaudited)		For the Year Ended October 31, 2009
	Shares	Value	Shares	Value
Shares sold	699	$10,955	1,581	$15,314
Shares issued in reinvestment of dividends	34	523	62	645
Shares redeemed	(1,730)	(27,376)	(12,998)	(146,663)
Net decrease	(997)	$(15,898)	(11,355)	$(130,704)
	Class C
	For the Six Months Ended April 30, 2010 (unaudited)		For the Year Ended October 31, 2009
	Shares	Value	Shares	Value
Shares sold	33	$500	1,033	$11,640
Shares issued in reinvestment of dividends	34	520	36	381
Shares redeemed	(221)	(3,005)	(7,099)	(75,855)
Net decrease	(154)	$(1,985)	(6,030)	$(63,834)

Credit Suisse Funds
Notes to Financial Statements (continued)
April 30, 2010 (unaudited)

Note 6. Capital Share Transactions

	Mid-Cap Core
	Common Class
	For the Six Months Ended April 30, 2010 (unaudited)		For the Year Ended October 31, 2009
	Shares	Value	Shares	Value
Shares sold	71,233	$2,267,103	203,778	$4,945,243
Shares issued in reinvestment of dividends	17,997	565,839	39,284	870,349
Shares redeemed	(310,293)	(9,797,625)	(672,355)	(15,797,776)
Net decrease	(221,063)	$(6,964,683)	(429,293)	$(9,982,184)
	Advisor Class
	For the Six Months Ended April 30, 2010 (unaudited)		For the Year Ended October 31, 2009
	Shares	Value	Shares	Value
Shares sold	32,148	$946,025	78,173	$1,750,666
Shares issued in reinvestment of dividends	573	16,566	861	17,208
Shares redeemed	(40,583)	(1,251,565)	(116,041)	(2,670,019)
Net decrease	(7,862)	$(288,974)	(37,007)	$(902,145)
	Class A
	For the Six Months Ended April 30, 2010 (unaudited)		For the Year Ended October 31, 2009
	Shares	Value	Shares	Value
Shares sold	887	$28,711	8,453	$216,231
Shares issued in reinvestment of dividends	98	3,028	89	1,915
Shares redeemed	(3,806)	(117,505)	(2,565)	(60,087)
Net increase (decrease)	(2,821)	$(85,766)	5,977	$158,059
	Class B
	For the Six Months Ended April 30, 2010 (unaudited)		For the Year Ended October 31, 2009
	Shares	Value	Shares	Value
Shares sold	770	$23,500	2,140	$50,000
Shares issued in reinvestment of dividends	5	156	6	122
Shares redeemed	(1,011)	(32,414)	(2,353)	(62,151)
Net decrease	(236)	$(8,758)	(207)	$(12,029)

Credit Suisse Funds
Notes to Financial Statements (continued)
April 30, 2010 (unaudited)

Note 6. Capital Share Transactions

	Class C
	For the Six Months Ended April 30, 2010 (unaudited)		For the Year Ended October 31, 2009
	Shares	Value	Shares	Value
Shares sold	214	$6,900	—	$—
Shares issued in reinvestment of dividends	—	—	—	—
Shares redeemed	—	—	—	—
Net increase	214	$6,900	—	$—

On April 30, 2010, the number of shareholders that held 5% or more of the outstanding shares of each class of the Funds was as follows:

	Number of Shareholders	Approximate Percentage of Outstanding Shares
Large Cap Growth
Common Class	3	40%
Advisor Class	5	82%
Class A	5	79%
Class B	9	80%
Class C	5	94%
Mid-Cap Core
Common Class	3	58%
Advisor Class	2	91%
Class A	4	34%
Class B	4	98%
Class C	2	100%

Some of the shareholders are omnibus accounts, which hold shares on behalf of individual shareholders.

Note 7. Contingencies

In the normal course of business, the Funds may provide general indemnifications pursuant to certain contracts and organizational documents. The Funds' maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

Credit Suisse Funds
Notes to Financial Statements (continued)
April 30, 2010 (unaudited)

Note 8. Subsequent Events

Effective October 31, 2009, each Fund adopted the FASB amendments to general standards on accounting for and disclosures of subsequent events. Management has evaluated the possibility of subsequent events existing in the Funds' financial statements through June 23, 2010.

On May 3, 2010, the Board of Trustees/Directors of Credit Suisse Large Cap Growth Fund and Credit Suisse Mid-Cap Core Fund (collectively, the "Acquired Funds" and each, an "Acquired Fund), approved the proposed reorganization of each Acquired Fund (each, a "Reorganization") whereby all of the assets and liabilities of the Acquired Fund would be transferred to Credit Suisse Large Cap Blend Fund, Inc. (the "Acquiring Fund") in exchange for shares of beneficial interest of the Acquiring Fund. Each Acquired Fund would then be liquidated and shares of beneficial interest of the Acquiring Fund would be distributed to the shareholders of the Acquired Fund. Each Reorganization is subject to the completion of certain conditions, including the approval of the relevant Acquired Fund's shareholders.

Credit Suisse Large Cap Growth Fund
Board Approval of Advisory Agreement (unaudited)

In approving the renewal of the current Advisory Agreement, the Board of Trustees, including the Independent Trustees, at a meeting held on November 16 and 17, 2009, considered the following factors with respect to the Credit Suisse Large Cap Growth Fund (the "Fund"):

Investment Advisory Fee Rates

The Board reviewed and considered the contractual advisory fee rate of 0.50% for the Fund ("Contractual Advisory Fee") in light of the extent and quality of the advisory services provided by Credit Suisse Asset Management, LLC ("Credit Suisse"). The Board also reviewed and considered the fee waivers currently in place for the Fund and considered the actual fee rate of 0.00% paid by the Fund after taking waivers into account ("Net Advisory Fee"). The Board acknowledged that voluntary fee waivers could be discontinued at any time.

Additionally, the Board received and considered information comparing the Fund's Contractual Advisory Fee, Net Advisory Fee and the Fund's overall expenses with those of funds in both the relevant expense group ("Expense Group") and universe of funds ("Expense Universe") provided by Lipper Inc., an independent provider of investment company data.

Nature, Extent and Quality of the Services under the Advisory Agreement

The Board received and considered information regarding the nature, extent and quality of services provided to the Fund by Credit Suisse under the Advisory Agreement. The Board also noted information received at regular meetings throughout the year related to the services rendered by Credit Suisse. The Board reviewed background information about Credit Suisse, including its Form ADV. The Board considered the background and experience of Credit Suisse's senior management and the expertise of, and the amount of attention given to the Fund by, senior personnel of Credit Suisse. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day portfolio management of the Fund and the extent of the resources devoted to research and analysis of actual and potential investments. The Board also received and considered information about the nature, extent and quality of services and fee rates offered to other Credit Suisse clients for comparable services.

Credit Suisse Large Cap Growth Fund
Board Approval of Advisory Agreement (unaudited) (continued)

Fund Performance

The Board received and considered performance results of the Fund over time, along with comparisons both to the relevant performance group ("Performance Group") and universe of funds ("Performance Universe") for the Fund. The Board was provided with a description of the methodology used to arrive at the funds included in the Performance Group and the Performance Universe.

Credit Suisse Profitability

The Board received and considered a profitability analysis of Credit Suisse based on the fees payable under the Advisory Agreement for the Fund, including any fee waivers, as well as other relationships between the Fund on the one hand and Credit Suisse affiliates on the other. The Board received profitability information for the other funds in the Credit Suisse family of funds.

Economies of Scale

The Board considered whether economies of scale in the provision of services to the Fund were being passed along to the shareholders. Accordingly, the Board considered whether alternative fee structures (such as breakpoint fee structures) would be more appropriate or reasonable taking into consideration economies of scale or other efficiencies that might accrue from increases in the Fund's asset levels.

Other Benefits to Credit Suisse

The Board considered other benefits received by Credit Suisse and its affiliates as a result of their relationship with the Fund. Such benefits include, among others, benefits potentially derived from an increase in Credit Suisse's businesses as a result of its relationship with the Fund (such as the ability to market to shareholders other financial products offered by Credit Suisse and its affiliates).

The Board considered the standards applied in seeking best execution, any benefits that may be achieved by using an affiliated broker and the existence of quality controls applicable to brokerage allocation procedures. The Board also reviewed Credit Suisse's method for allocating portfolio investment opportunities among its advisory clients.

Credit Suisse Large Cap Growth Fund
Board Approval of Advisory Agreement (unaudited) (continued)

Conclusions

In selecting Credit Suisse, and approving the Advisory Agreement and the investment advisory fee under such agreement, the Board concluded that:

•  The combined Contractual Advisory Fee and co-administration fees were below the median of the Fund's Expense Group, and the Net Advisory Fee was the lowest in the Expense Group. The Board considered the fee to be reasonable.

•  The Fund's performance was above the median of its Performance Group and Performance Universe for the one year period, but was below the median of its Performance Group and Performance Universe for all remaining periods. The Board noted the recent improvement in performance and determined that it would continue to monitor steps taken by Credit Suisse to improve performance.

•  Aside from performance (as discussed above), the Board was satisfied with the nature and extent of the investment advisory services provided to the Fund by Credit Suisse and that, based on dialogue with management and counsel, the services provided by Credit Suisse under the Advisory Agreement are typical of, and consistent with, those provided to similar mutual funds by other investment advisers.

•  In light of the costs of providing investment management and other services to the Fund and Credit Suisse's ongoing commitment to the Fund and willingness to waive fees, the profits and other ancillary benefits that Credit Suisse and its affiliates received were considered reasonable.

•  Credit Suisse's profitability based on fees payable under the Advisory Agreement was reasonable in light of the nature, extent and quality of the services provided to the Fund thereunder.

•  In light of the combined Contractual Advisory Fee and co-administration fee, as well as the fee waivers and the Net Advisory Fee, the Fund's current fee structure (without breakpoints) was considered reasonable.

No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the Advisory Agreement. The Independent Trustees were advised by separate independent legal counsel throughout the process.

Credit Suisse Mid-Cap Core Fund
Board Approval of Advisory Agreement (unaudited)

In approving the renewal of the current Advisory Agreement, the Board of Directors, including the Independent Directors, at a meeting held on November 16 and 17, 2009, considered the following factors with respect to the Credit Suisse Mid-Cap Core Fund (the "Fund"):

Investment Advisory Fee Rates

The Board reviewed and considered the contractual advisory fee rate of 0.70% for the Fund ("Contractual Advisory Fee") in light of the extent and quality of the advisory services provided by Credit Suisse Asset Management, LLC ("Credit Suisse"). The Board also reviewed and considered the fee waivers currently in place for the Fund and considered the actual fee rate of 0.52% paid by the Fund after taking waivers into account ("Net Advisory Fee"). The Board acknowledged that voluntary fee waivers could be discontinued at any time.

Additionally, the Board received and considered information comparing the Fund's Contractual Advisory Fee, Net Advisory Fee and the Fund's overall expenses with those of funds in both the relevant expense group ("Expense Group") and universe of funds ("Expense Universe") provided by Lipper Inc., an independent provider of investment company data.

Nature, Extent and Quality of the Services under the Advisory Agreement

The Board received and considered information regarding the nature, extent and quality of services provided to the Fund by Credit Suisse under the Advisory Agreement. The Board also noted information received at regular meetings throughout the year related to the services rendered by Credit Suisse. The Board reviewed background information about Credit Suisse, including its Form ADV. The Board considered the background and experience of Credit Suisse's senior management and the expertise of, and the amount of attention given to the Fund by, senior personnel of Credit Suisse. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day portfolio management of the Fund and the extent of the resources devoted to research and analysis of actual and potential investments. The Board also received and considered information about the nature, extent and quality of services and fee rates offered to other Credit Suisse clients for comparable services.

Credit Suisse Mid-Cap Core Fund
Board Approval of Advisory Agreement (unaudited) (continued)

Fund Performance

The Board received and considered performance results of the Fund over time, along with comparisons both to the relevant performance group ("Performance Group") and universe of funds ("Performance Universe") for the Fund. The Board was provided with a description of the methodology used to arrive at the funds included in the Performance Group and the Performance Universe.

Credit Suisse Profitability

The Board received and considered a profitability analysis of Credit Suisse based on the fees payable under the Advisory Agreement for the Fund, including any fee waivers, as well as other relationships between the Fund on the one hand and Credit Suisse affiliates on the other. The Board received profitability information for the other funds in the Credit Suisse family of funds.

Economies of Scale

The Board considered whether economies of scale in the provision of services to the Fund were being passed along to the shareholders. Accordingly, the Board considered whether alternative fee structures (such as breakpoint fee structures) would be more appropriate or reasonable taking into consideration economies of scale or other efficiencies that might accrue from increases in the Fund's asset levels.

Other Benefits to Credit Suisse

The Board considered other benefits received by Credit Suisse and its affiliates as a result of their relationship with the Fund. Such benefits include, among others, benefits potentially derived from an increase in Credit Suisse's businesses as a result of its relationship with the Fund (such as the ability to market to shareholders other financial products offered by Credit Suisse and its affiliates).

The Board considered the standards applied in seeking best execution, any benefits that may be achieved by using an affiliated broker and the existence of quality controls applicable to brokerage allocation procedures. The Board also reviewed Credit Suisse's method for allocating portfolio investment opportunities among its advisory clients.

Credit Suisse Mid-Cap Core Fund
Board Approval of Advisory Agreement (unaudited) (continued)

Conclusions

In selecting Credit Suisse, and approving the Advisory Agreement and the investment advisory fee under such agreement, the Board concluded that:

•  The combined Contractual Advisory Fee and co-administration fees as well as the Net Advisory Fee, were below the median of the Fund's Expense Group. The Board considered the fee to be reasonable.

•  The Fund's performance was at or above the median of both its Performance Group and Performance Universe for the one, two and three year periods, as well as at the median for the five year period for its Performance Group, but was below the median of both its Performance Group and Performance Universe for the remaining periods. The Board determined it would continue to monitor steps undertaken by Credit Suisse to improve performance.

•  The Board was satisfied with the nature and extent of the investment advisory services provided to the Fund by Credit Suisse and that, based on dialogue with management and counsel, the services provided by Credit Suisse under the Advisory Agreement are typical of, and consistent with, those provided to similar mutual funds by other investment advisers.

•  In light of the costs of providing investment management and other services to the Fund and Credit Suisse's ongoing commitment to the Fund and willingness to waive fees, the profits and other ancillary benefits that Credit Suisse and its affiliates received were considered reasonable.

•  Credit Suisse's profitability based on fees payable under the Advisory Agreement was reasonable in light of the nature, extent and quality of the services provided to the Fund thereunder.

•  In light of the combined Contractual Advisory Fee and co-administration fee, as well as the fee waivers and the Net Advisory Fee, the Fund's current fee structure (without breakpoints) was considered reasonable.

No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the Advisory Agreement. The Independent Directors were advised by separate independent legal counsel throughout the process.

Credit Suisse Funds
Notice of Privacy and Information Practices (unaudited)

At Credit Suisse, we know that you are concerned with how we protect and handle nonpublic personal information that identifies you. This notice is designed to help you understand what nonpublic personal information we collect from you and from other sources, and how we use that information in connection with your investments and investment choices that may be available to you. Except where otherwise noted, this notice is applicable only to consumers who are current or former investors, meaning individual persons whose investments are primarily for household, family or personal use ("individual investors"). Specified sections of this notice, however, also apply to other types of investors (called "institutional investors"). Where the notice applies to institutional investors, the notice expressly states so. This notice is being provided by Credit Suisse Funds and Credit Suisse Closed-End Funds. This notice applies solely to U.S. registered investment companies advised by Credit Suisse Asset Management, LLC.

Categories of information we may collect:

We may collect information about you, including nonpublic personal information, such as

•  Information we receive from you on applications, forms, agreements, questionnaires, Credit Suisse websites and other websites that are part of our investment program, or in the course of establishing or maintaining a customer relationship, such as your name, address, e-mail address, Social Security number, assets, income, financial situation; and

•  Information we obtain from your transactions and experiences with us, our affiliates, or others, such as your account balances or other investment information, assets purchased and sold, and other parties to a transaction, where applicable.

Categories of information we disclose and parties to whom we disclose it:

•  We do not disclose nonpublic personal information about our individual investors, except as permitted or required by law or regulation. Whether you are an individual investor or institutional investor, we may share the information described above with our affiliates that perform services on our behalf, and with our asset management and private banking affiliates; as well as with unaffiliated third parties that perform services on our behalf, such as our accountants, auditors, attorneys, broker-dealers, fund administrators, and other service providers.

Credit Suisse Funds
Notice of Privacy and Information Practices (unaudited) (continued)

•  We want our investors to be informed about additional products or services. Whether you are an individual investor or an institutional investor, we may disclose information, including nonpublic personal information, regarding our transactions and experiences with you to our affiliates.

•  In addition, whether you are an individual investor or an institutional investor, we reserve the right to disclose information, including nonpublic personal information, about you to any person or entity, including without limitation any governmental agency, regulatory authority or self-regulatory organization having jurisdiction over us or our affiliates, if (i) we determine in our discretion that such disclosure is necessary or advisable pursuant to or in connection with any United States federal, state or local, or non-U.S., court order (or other legal process), law, rule, regulation, or executive order or policy, including without limitation any anti-money laundering law or the USA PATRIOT Act of 2001; and (ii) such disclosure is not otherwise prohibited by law, rule, regulation, or executive order or policy.

Confidentiality and security

•  To protect nonpublic personal information about individual investors, we restrict access to those employees and agents who need to know that information to provide products or services to us and to our investors. We maintain physical, electronic, and procedural safeguards to protect nonpublic personal information.

Other Disclosures

This notice is not intended to be incorporated in any offering materials, but is a statement of our current Notice of Privacy and Information Practices and may be amended from time to time. This notice is current as of May 3, 2010.

Credit Suisse Funds
Proxy Voting and Portfolio Holdings Information (unaudited)

Information regarding how each Fund voted proxies related to its portfolio securities during the 12 month period ended June 30 of each year, as well as the policies and procedures that each Fund uses to determine how to vote proxies relating to its portfolio securities are available:

•  By calling 1-877-870-2874

•  On the Funds' website, www.credit-suisse.com/us

•  On the website of the Securities and Exchange Commission, www.sec.gov.

Each Fund files a complete schedule of its portfolio holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Funds' Forms N-Q are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-202-551-8090.

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P.O. BOX 55030, BOSTON, MA 02205-5030

877-870-2874 ■ www.credit-suisse.com/us

CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR.  USEQGTH-SAR-0410

Item 2. Code of Ethics.

This item is inapplicable to a semi-annual report on Form N-CSR.

Item 3. Audit Committee Financial Expert.

This item is inapplicable to a semi-annual report on Form N-CSR.

Item 4. Principal Accountant Fees and Services.

This item is inapplicable to a semi-annual report on Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

This item is not applicable to the registrant.

Item 6. Schedule of Investments.

Included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

This item is not applicable to the registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

This item is not applicable to the registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

This item is not applicable to the registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

The Nominating Committee recommends Board member candidates.  Shareholders of the registrant may also submit nominees that will be considered by the Committee.  Recommendations should be mailed to the registrant’s Secretary, c/o Credit Suisse Asset Management, LLC, Eleven Madison Avenue, New York, NY 10010.  Any submission should include at a minimum the following information: the name, age, business address, residence address and principal occupation or employment of such individual; the class, series and number of shares of the registrant that are beneficially owned by such individual; the date such shares were acquired and the investment intent of such acquisition; whether such shareholder believes such individual is, or is not, an “interested person” of the registrant (as defined in the Investment Company Act of 1940) and information regarding such individual that is sufficient, in the Committee’s discretion, to make such determination; and all other information relating to such individual that is required to be disclosed in solicitation of proxies for election of directors in an election contest (even if an election contest is not involved) or is otherwise required pursuant to the rules for proxy materials under the Securities Exchange Act of 1934.

Item 11. Controls and Procedures.

(a) As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b) There were no changes in registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)       Not applicable.

(a)(2)       The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

(a)(3)       Not applicable.

(b)           The certifications of the registrant as required by Rule 30a-2(b) under the Act are an exhibit to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CREDIT SUISSE LARGE CAP GROWTH FUND

/s/John G. Popp
Name:	John G. Popp
Title:	Chief Executive Officer
Date:	July 6, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ John G. Popp
Name:	John G. Popp
Title:	Chief Executive Officer
Date:	July 6, 2010

/s/Michael A. Pignataro
Name:	Michael A. Pignataro
Title:	Chief Financial Officer
Date:	July 6, 2010